UBS All China Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks
Banks	7.1%
Beverages	15.5
Capital markets	4.2
Construction materials	1.6
Diversified consumer services	0.2
Diversified financial services	2.5
Entertainment	4.7
Food products	1.5
Gas utilities	0.8
Health care equipment & supplies	1.1
Health care technology	1.2
Household durables	1.5
Insurance	6.3
Interactive media & services	9.3
Internet & direct marketing retail	9.4
IT services	2.4
Life sciences tools & services	1.7
Pharmaceuticals	6.0
Real estate management & development	6.2
Software	1.3
Textiles, apparel & luxury goods	2.3
Transportation infrastructure	0.9
Total common stocks	87.7
Short-term investments	10.9
Investment of cash collateral from securities loaned	0.6
Total investments	99.2
Other assets in excess of liabilities	0.8
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS All China Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—87.7%

China—81.6%
Alibaba Group Holding Ltd.*	6,100	112,935
Alibaba Health Information Technology Ltd.*,1	6,000	8,640
Anhui Conch Cement Co. Ltd., Class H	4,500	24,307
Anhui Gujing Distillery Co. Ltd., Class B	1,500	19,466
China Gas Holdings Ltd.	4,200	12,404
China Jinmao Holdings Group Ltd.	46,000	16,530
China Merchants Bank Co. Ltd., Class H	8,000	63,665
China Resources Land Ltd.	6,000	25,252
Chinasoft International Ltd.*	20,000	35,323
Country Garden Services Holdings Co. Ltd.	2,000	15,804
CSPC Pharmaceutical Group Ltd.	34,000	40,574
Far East Horizon Ltd. [1]	37,000	37,548
Hainan Meilan International Airport Co. Ltd., Class H*	3,000	12,578
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,300	25,621
Jinke Smart Services Group Co. Ltd., Class H	2,000	11,099
Kingsoft Corp. Ltd.	4,000	15,926
Kweichow Moutai Co. Ltd., Class A	600	169,355
Li Ning Co. Ltd.	3,000	34,577
Longfor Group Holdings Ltd.[2]	5,000	22,845
Meituan, Class B*,2	800	25,537
Midea Group Co. Ltd., Class A	2,100	22,581
NetEase, Inc.	4,100	69,374
Ping An Bank Co. Ltd., Class A	15,000	41,412
Ping An Healthcare and Technology Co. Ltd.*,1,2	1,400	9,125
Ping An Insurance Group Co. of China Ltd., Class H	9,500	64,974
Shandong Pharmaceutical Glass Co. Ltd., Class A	3,400	15,619
TAL Education Group, ADR*	468	2,265
Tencent Holdings Ltd.	2,300	137,307
Tuya, Inc., ADR*	400	3,628
Wuliangye Yibin Co. Ltd., Class A	1,200	40,614
Wuxi Biologics Cayman, Inc.*,2	1,500	24,330
Yihai International Holding Ltd.*,1	4,000	22,291
Yunnan Baiyao Group Co. Ltd., Class A	1,500	22,659
		1,206,165
Hong Kong—6.1%
AIA Group Ltd.	2,400	27,611

UBS All China Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Hong Kong—(concluded)
Hong Kong Exchanges & Clearing Ltd.	1,000	61,450
		89,061
Total common stocks (cost—$1,727,929)		1,295,226

Short-term investments—10.9%

Investment companies—10.9%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$161,042)	161,042	161,042

Investment of cash collateral from securities loaned—0.6%

Money market funds—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[3] (cost—$9,244)	9,244	9,244
Total investments (cost—$1,898,215)[4]—99.2%		1,465,512
Other assets in excess of liabilities—0.8%		12,213
Net assets—100.0%		$1,477,725

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	43,441	1,251,785	—	1,295,226
Short-term investments	—	161,042	—	161,042
Investment of cash collateral from securities loaned	—	9,244	—	9,244
Total	43,441	1,422,071	—	1,465,512

At September 30, 2021, there were no transfers in or out of Level 3.

UBS All China Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $81,837, represented 5.5% of the Fund's net assets at period end.
3	Rates shown reflect yield at September 30, 2021.
4	Includes $ 73,673 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $68,769 and cash collateral of $9,244.

UBS Dynamic Alpha Fund

Portfolio statistics and industry diversification – (unaudited)1,2

As a percentage of net assets as of September 30, 2021

Corporate bonds
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.6
Airlines	0.2
Apparel	0.0	†
Auto manufacturers	1.4
Banks	7.4
Biotechnology	0.1
Chemicals	0.7
Commercial services	0.3
Computers	0.2
Diversified financial services	0.1
Electric	2.4
Engineering & construction	0.6
Gas	0.8
Insurance	2.9
Media	0.9
Mining	0.1
Miscellaneous manufacturers	0.3
Oil & gas	0.9
Pharmaceuticals	0.9
Pipelines	0.6
Real estate	0.3
Real estate investment trusts	0.7
Retail	0.0	†
Semiconductors	0.2
Software	0.1
Supranationals	0.1
Telecommunications	0.3
Transportation	0.1
Water	1.2
Total corporate bonds	24.6
Mortgage-backed securities	0.0	†
Non-U.S. government agency obligations	21.6
U.S. Treasury obligations	30.3
Exchange traded funds	7.1
Short-term investments	6.8
Investment of cash collateral from securities loaned	4.5
Total investments	94.9
Other assets in excess of liabilities	5.1
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05%).
1

Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—24.6%
Australia—1.0%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		15,000	16,316
Aurizon Network Pty Ltd.
4.000%, due 06/21/24[2]	AUD	30,000	23,154
Ausgrid Finance Pty Ltd.
3.750%, due 10/30/24[2]	AUD	30,000	23,367
Commonwealth Bank of Australia
(fixed, converts to FRN on 10/03/24),
1.936%, due 10/03/29[2,3]	EUR	100,000	121,299
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]		45,000	45,059
Westpac Banking Corp.
2.000%, due 01/13/23		30,000	30,645
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[4]		80,000	85,500
			345,340
Belgium—0.3%
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	120,294

Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43		20,000	27,548

Canada—0.1%
Canadian Natural Resources Ltd.
3.850%, due 06/01/27		35,000	38,281
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	12,618
			50,899
China—0.1%
NXP BV/NXP Funding LLC/NXP USA,Inc.
2.700%, due 05/01/25[5]		5,000	5,222
3.150%, due 05/01/27[5]		15,000	15,995
			21,217
France—3.5%
AXA SA
(fixed, converts to FRN on 05/28/29),
3.250%, due 05/28/49[2]	EUR	100,000	132,501

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
France—(concluded)
BPCE SA
1.375%, due 03/23/26[2,3]	EUR	100,000	121,683
Credit Agricole SA
1.375%, due 03/13/25[2]	EUR	100,000	121,141
Credit Logement SA
3 mo. Euribor + 1.150%,
0.602%, due 12/16/21[2,4,6]	EUR	100,000	112,997
Electricite de France SA
(fixed, converts to FRN on 01/22/24),
5.625%, due 01/22/24[2,4]		100,000	106,639
SCOR SE
(fixed, converts to FRN on 03/13/29),
5.250%, due 03/13/29[2,4]		200,000	212,250
TDF Infrastructure SASU
2.875%, due 10/19/22[2]	EUR	100,000	118,476
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	124,982
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 04/25/26),
2.875%, due 01/25/26[2,4]	EUR	100,000	117,988
			1,168,657
Germany—1.3%
ADLER Group SA
1.500%, due 07/26/24[2,3]	EUR	100,000	101,645
Kreditanstalt fuer Wiederaufbau
2.625%, due 01/25/22		110,000	110,842
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2]	EUR	100,000	118,715
Series NC6,
(fixed, converts to FRN on 06/27/24),
3.375%, due 06/27/24[2,3,4]	EUR	100,000	122,838
			454,040
Guernsey—0.4%
Globalworth Real Estate Investments Ltd.
3.000%, due 03/29/25[2]	EUR	100,000	123,893

Israel—0.5%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21		20,000	19,863
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	110,499

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Israel—(concluded)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23		40,000	39,540
			169,902
Japan—0.1%
Mitsubishi UFJ Financial Group,Inc.
2.665%, due 07/25/22		25,000	25,486

Mexico—1.0%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	203,250
Petroleos Mexicanos
3.750%, due 02/21/24[2]	EUR	100,000	119,694
			322,944
Poland—0.4%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	121,395

Spain—1.9%
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	130,107
4.000%, due 01/19/23[2]	AUD	200,000	150,712
Canal de Isabel II Gestion SA
1.680%, due 02/26/25[2]	EUR	100,000	122,068
Iberdrola International BV
(fixed, converts to FRN on 03/26/24),
2.625%, due 03/26/24[2,4]	EUR	100,000	121,709
Redexis Gas Finance BV
1.875%, due 04/27/27[2]	EUR	100,000	124,096
			648,692
Supranationals—0.1%
Corp Andina de Fomento
4.500%, due 06/05/25[2]	AUD	35,000	27,380

Switzerland—0.4%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25),
4.375%, due 06/16/25[2,4]	EUR	100,000	130,466

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—4.1%
Anglian Water Services Financing PLC
4.500%, due 02/22/26[2]	GBP	100,000	153,440
AstraZeneca PLC
3.500%, due 08/17/23		30,000	31,702
Barclays PLC
(fixed, converts to FRN on 10/06/22),
2.375%, due 10/06/23[2]	GBP	100,000	136,887
BAT Capital Corp.
3.557%, due 08/15/27		35,000	37,710
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	100,000	117,653
Lloyds Banking Group PLC
2.250%, due 10/16/24[2]	GBP	100,000	139,199
Natwest Group PLC
(fixed, converts to FRN on 06/25/23),
4.519%, due 06/25/24		200,000	212,875
Phoenix Group Holdings PLC
4.125%, due 07/20/22[2]	GBP	150,000	207,160
Reynolds American,Inc.
4.450%, due 06/12/25		25,000	27,560
Virgin Money UK PLC
(fixed, converts to FRN on 04/24/25),
3.375%, due 04/24/26[2]	GBP	100,000	142,486
WPP Finance 2010
3.750%, due 09/19/24		25,000	27,127
Yorkshire Water Finance PLC
(fixed, converts to FRN on 03/22/23),
3.750%, due 03/22/46[2]	GBP	100,000	138,369
			1,372,168
United States—9.3%
3M Co.
2.650%, due 04/15/25		20,000	21,113
AbbVie,Inc.
3.450%, due 03/15/22		25,000	25,223
Air Products and Chemicals,Inc.
2.050%, due 05/15/30		20,000	20,217
Albemarle Corp.
5.450%, due 12/01/44		50,000	63,608
Altria Group,Inc.
4.400%, due 02/14/26		13,000	14,601
American Airlines Pass-Through Trust
4.375%, due 10/01/22		38,207	38,256

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Amgen,Inc.
2.650%, due 05/11/22	20,000	20,250
Apache Corp.
4.250%, due 01/15/44	60,000	60,300
AT&T,Inc.
4.350%, due 03/01/29	60,000	68,797
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	90,000	92,751
3.875%, due 08/01/25	80,000	88,164
Boeing Co.
2.196%, due 02/04/26	20,000	20,147
Bristol-Myers Squibb Co.
3.875%, due 08/15/25	24,000	26,466
Broadcom,Inc.
3.150%, due 11/15/25	35,000	37,407
Charter Communications Operating LLC/Charter Communications Operating Capital
4.500%, due 02/01/24	50,000	54,095
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[5]	120,000	125,179
5.125%, due 04/01/25[5]	25,000	28,331
Chevron USA,Inc.
3.850%, due 01/15/28	20,000	22,582
Citigroup,Inc.
3.875%, due 10/25/23	130,000	139,066
4.600%, due 03/09/26	20,000	22,589
Comcast Corp.
3.950%, due 10/15/25	35,000	38,826
Costco Wholesale Corp.
1.600%, due 04/20/30	10,000	9,772
CVS Health Corp.
2.625%, due 08/15/24	35,000	36,751
Dell International LLC/EMC Corp.
5.300%, due 10/01/29	60,000	72,529
Diamondback Energy,Inc.
3.250%, due 12/01/26	50,000	53,542
Enable Midstream Partners LP
3.900%, due 05/15/24[7]	25,000	26,544
Energy Transfer LP
4.500%, due 04/15/24	35,000	37,850
EnLink Midstream Partners LP
4.400%, due 04/01/24	40,000	41,577

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
ERAC USA Finance LLC
5.625%, due 03/15/42[5]		35,000	47,844
Exelon Corp.
3.400%, due 04/15/26		15,000	16,247
Ford Motor Credit Co. LLC
3.021%, due 03/06/24	EUR	100,000	120,736
General Electric Co.
3.450%, due 05/01/27		10,000	10,968
Series A,
6.750%, due 03/15/32		10,000	13,679
General Motors Financial Co., Inc.
4.350%, due 04/09/25		90,000	98,822
Georgia Power Co.,
Series A,
2.100%, due 07/30/23		25,000	25,740
Glencore Funding LLC
4.875%, due 03/12/29[5]		40,000	45,947
Goldman Sachs Group, Inc.
1.625%, due 07/27/26[2]	EUR	40,000	49,438
3.375%, due 03/27/25[2]	EUR	35,000	45,188
3.500%, due 04/01/25		90,000	96,759
Illinois Tool Works, Inc.
2.650%, due 11/15/26		45,000	48,119
JPMorgan Chase & Co.
3.200%, due 01/25/23		220,000	228,375
3.625%, due 12/01/27		60,000	65,538
Kinder Morgan, Inc.
5.625%, due 11/15/23[5]		35,000	38,100
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[5]		25,000	29,060
Lincoln National Corp.
3.800%, due 03/01/28		70,000	77,930
Mastercard, Inc.
2.000%, due 03/03/25		20,000	20,789
Morgan Stanley
4.000%, due 07/23/25		85,000	93,645
4.350%, due 09/08/26		20,000	22,574
MPLX LP
4.250%, due 12/01/27		30,000	33,708
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29		15,000	16,718
NIKE, Inc.
2.400%, due 03/27/25		10,000	10,494

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28	25,000	28,263
Oracle Corp.
2.500%, due 04/01/25	20,000	20,922
PacifiCorp.
2.700%, due 09/15/30	5,000	5,204
Quanta Services, Inc.
0.950%, due 10/01/24	50,000	50,023
Raytheon Technologies Corp.
3.950%, due 08/16/25	25,000	27,533
Southern California Edison Co.,
Series E,
3.700%, due 08/01/25	20,000	21,746
Southern Co.
3.250%, due 07/01/26	35,000	37,662
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[5]	30,000	36,539
TWDC Enterprises 18 Corp.
1.850%, due 07/30/26	10,000	10,283
United Airlines Pass-Through Trust
3.650%, due 01/07/26	35,012	34,868
Verizon Communications, Inc.
3.376%, due 02/15/25	25,000	27,056
ViacomCBS, Inc.
4.750%, due 05/15/25	75,000	84,170
Virginia Electric and Power Co.,
Series A,
3.800%, due 04/01/28	20,000	22,327
Visa, Inc.
1.900%, due 04/15/27	25,000	25,811
Williams Cos., Inc.
4.300%, due 03/04/24	35,000	37,575

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41		80,000	98,344
			3,131,277
Total corporate bonds (cost—$7,765,284)			8,261,598

Mortgage-backed securities—0.0%†
Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[5,8,9]		8,000,000	0
United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.732%, due 04/25/35[10]		24,729	0
Total mortgage-backed securities (cost—$8,096,589)			0
Non-U.S. government agency obligations—21.6%
Australia—1.4%
Australia Government Bond,
Series 148,
2.750%, due 11/21/27[2]	AUD	200,000	159,737
Series 149,
2.250%, due 05/21/28[2]	AUD	420,000	326,421
			486,158
Canada—3.2%
Canada Housing Trust No. 1
2.350%, due 09/15/23[5]	CAD	120,000	97,935
Canadian Government Bond
1.500%, due 02/01/22	CAD	520,000	412,285
1.500%, due 09/01/24	CAD	690,000	556,284
			1,066,504
China—0.4%
China Development Bank
1.250%, due 01/21/23[2]	GBP	100,000	135,138

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(continued)
Colombia—0.1%
Colombia Government International Bond
8.125%, due 05/21/24		30,000	34,646
France—1.3%
Caisse d'Amortissement de la Dette Sociale
1.375%, due 11/25/24[2]	EUR	100,000	122,517
French Republic Government Bond OAT
0.010%, due 03/25/25[2]	EUR	260,000	306,968
			429,485
Germany—3.2%
Bundesobligation,
Series 181,
0.010%, due 04/11/25[2]	EUR	910,000	1,078,880

Ireland—1.8%
Ireland Government Bond
1.000%, due 05/15/26[2]	EUR	490,000	605,087

Japan—5.4%
Japan Bank for International Cooperation
0.625%, due 05/22/23		200,000	200,913
Japan Government Ten Year Bond,
Series 338,
0.400%, due 03/20/25	JPY	63,000,000	575,992
Japan Government Two Year Bond,
Series 412,
0.100%, due 05/01/22	JPY	42,000,000	377,825
Japanese Government CPI Linked Bond,
Series 21,
0.100%, due 03/10/26	JPY	47,851,640	439,111
Series 24,
0.100%, due 03/10/29	JPY	23,114,310	213,791
			1,807,632
New Zealand—2.6%
New Zealand Government Bond,
Series 0526,
0.500%, due 05/15/26	NZD	300,000	197,545

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
New Zealand—(concluded)
New Zealand Government Inflation Linked Bond,
Series 0930,
3.000%, due 09/20/30[2]	NZD	714,120	695,677
			893,222
Poland—0.3%
Republic of Poland Government International Bond
0.010%, due 02/10/25[2]	EUR	90,000	104,955

Romania—0.4%
Romanian Government International Bond
2.750%, due 02/26/26[2]	EUR	100,000	126,933

Spain—0.7%
Spain Government Bond
1.600%, due 04/30/25[2]	EUR	180,000	223,682

Supranationals—0.1%
European Union
3.000%, due 09/04/26[2]	EUR	30,000	40,524

Sweden—0.6%
Kommuninvest I Sverige AB
0.500%, due 02/02/22[2]		200,000	200,232

United Kingdom—0.1%
Bank of England Euro Note
0.500%, due 04/28/23[2]		40,000	40,170
Total non-U.S. government agency obligations (cost—$7,180,156)			7,273,248

U.S. Treasury obligations—30.3%
United States—30.3%
U.S. Treasury Bills
0.041%, due 03/10/22[11]		3,350,000	3,349,293
0.048%, due 12/09/21[11]		3,500,000	3,499,810
U.S. Treasury Notes
0.250%, due 05/31/25		1,030,000	1,012,619
0.375%, due 04/30/25		560,000	553,787
1.375%, due 09/30/23		320,000	326,938
1.500%, due 02/28/23		210,000	213,954
2.000%, due 02/15/22		1,090,000	1,097,920

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)

U.S. Treasury obligations—(concluded)
United States—(concluded)
2.750%, due 11/15/23	100,000	105,148
Total U.S. Treasury obligations (cost—$10,178,942)		10,159,469

	Number of shares
Exchange traded funds—7.1%
United States—7.1%
iShares MSCI USA Value Factor ETF	9,270	933,489
iShares MSCI International Value Factor ETF[3]	56,055	1,441,174
Total exchange traded funds (cost—$1,841,091)		2,374,663

Short-term investments—6.8%
Investment companies—6.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[12] (cost—$2,274,986)	2,274,986	2,274,986

Investment of cash collateral from securities loaned—4.5%
Money market funds—4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[12] (cost—$1,510,910)	1,510,910	1,510,910
Total investments (cost—$38,847,958)[13]—94.9%		31,854,874
Other assets in excess of liabilities—5.1%		1,700,708
Net assets—100.0%		$33,555,582

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
1	AUD	ASX SPI 200 Index Futures	December 2021	133,169	131,812	(1,357)
1	CAD	S&P/TSX 60 Index Future	December 2021	193,539	188,868	(4,671)
134	EUR	EURO STOXX 600 Bank Index Futures	December 2021	1,032,237	1,077,995	45,758
13	EUR	EURO STOXX 600 Index Futures	December 2021	350,986	341,679	(9,307)
5	EUR	FTSE MIB Index Futures	December 2021	738,173	734,770	(3,403)
15	GBP	FTSE 100 Index Future	December 2021	1,417,113	1,429,625	12,512
8	JPY	TOPIX Index Futures	December 2021	1,423,559	1,459,544	35,985
17	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2021	1,105,287	1,058,760	(46,527)
5	USD	S&P 500 E-Mini Index Future	December 2021	1,112,211	1,074,438	(37,773)
Interest rate futures buy contracts:
2	CAD	Canada Government Bond 10 Year Futures	December 2021	231,362	226,038	(5,324)
U.S. Treasury futures buy contracts:
13	USD	U.S. Treasury Note 5 Year Futures	December 2021	1,602,980	1,595,648	(7,332)
Total				9,340,616	9,319,177	(21,439)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)
Index futures sell contracts:
27	EUR	EURO STOXX 50 Index Future	December 2021	(1,295,939)	(1,266,030)	29,909
Interest rate futures sell contracts:
2	EUR	German Euro BOBL	December 2021	(314,536)	(312,592)	1,944
6	EUR	German Euro Bund Futures	December 2021	(1,199,302)	(1,180,266)	19,036
5	GBP	United Kingdom Long Gilt Bond Futures	December 2021	(870,012)	(843,136)	26,876
U.S. Treasury futures sell contracts:
13	USD	U.S. Treasury Note 10 Year Futures	December 2021	(1,729,794)	(1,710,922)	18,872
1	USD	U.S. Ultra Bond Futures	December 2021	(195,685)	(191,062)	4,623
4	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(589,182)	(581,000)	8,182
Total				(6,194,450)	(6,085,008)	109,442
Net unrealized appreciation (depreciation)						88,003

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 36 Index	USD	—	06/20/26	Quarterly	5.000	(500)	(322)	(822)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 37 Index	USD	1,160	12/20/26	Quarterly	5.000	(108,424)	108,376	(48)
iTraxx Europe Crossover Series 36 Index	EUR	400	12/20/26	Quarterly	5.000	(58,034)	55,559	(2,475)
Total						(166,458)	163,935	(2,523)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	EUR	8,000,000	USD	9,387,511	10/27/21	116,734
BB	USD	520,000	CLP	411,814,000	10/27/21	(13,226)
BB	USD	1,997,001	COP	7,712,419,000	10/27/21	25,138
BOA	USD	2,466,610	BRL	13,260,000	10/27/21	(40,214)
BOA	USD	1,083,775	RUB	80,054,100	10/27/21	11,664
GSI	KRW	586,000,000	USD	500,996	10/27/21	6,264
HSBC	TWD	14,700,000	USD	531,646	10/27/21	4,036
JPMCB	NZD	741,438	USD	520,000	10/27/21	8,213
MSCI	PHP	50,050,000	USD	993,450	10/27/21	13,045
MSCI	USD	610,694	MYR	2,564,000	10/27/21	1,119
MSCI	USD	4,186,626	NOK	36,030,000	10/27/21	(65,723)
SSC	AUD	4,505,000	USD	3,281,371	10/27/21	24,177
SSC	CAD	4,925,000	USD	3,886,615	10/27/21	(1,601)
SSC	CHF	1,945,000	USD	2,105,205	10/27/21	17,024
SSC	GBP	1,310,000	USD	1,790,938	10/27/21	25,795
SSC	HKD	365,000	USD	46,899	10/27/21	8
SSC	NZD	4,895,000	USD	3,450,897	10/27/21	72,059
SSC	THB	16,360,000	USD	489,056	10/27/21	5,614
SSC	USD	867,689	JPY	95,000,000	10/27/21	(13,972)
SSC	USD	2,032,113	PLN	7,975,000	10/27/21	(27,032)
SSC	USD	1,005,579	SEK	8,690,000	10/27/21	(12,775)
Net unrealized appreciation (depreciation)						156,347

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	8,261,598	—	8,261,598
Mortgage-backed securities	—	0	0	0
Non-U.S. government agency obligations	—	7,273,248	—	7,273,248
U.S. Treasury obligations	—	10,159,469	—	10,159,469
Exchange traded funds	2,374,663	—	—	2,374,663
Short-term investments	—	2,274,986	—	2,274,986
Investment of cash collateral from securities loaned	—	1,510,910	—	1,510,910
Futures contracts	79,533	124,164	—	203,697
Swap agreements	—	163,935	—	163,935
Forward foreign currency contracts	—	330,890	—	330,890
Total	2,454,196	30,099,200	0	32,553,396

Liabilities
Futures contracts	(101,627)	(14,067)	—	(115,694)
Swap agreements	—	(322)	—	(322)
Forward foreign currency contracts	—	(174,543)	—	(174,543)
Total	(101,627)	(188,932)	—	(290,559)

UBS Dynamic Alpha Fund
Portfolio of investments – September 30, 2021 (unaudited)

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
3	Security, or portion thereof, was on loan at the period end.
4	Perpetual investment. Date shown reflects the next call date.
5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $470,152, represented 1.4% of the Fund's net assets at period end.
6	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
9	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
10	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11	Rate shown is the discount rate at the date of purchase unless otherwise noted.
12	Rates shown reflect yield at September 30, 2021.
13	Includes $1,542,798 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,510,910 and non-cash collateral of $87,604.
14	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
15	Payments made or received are based on the notional amount.
16	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Portfolio statistics and industry diversification — (unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks
Aerospace & defense	0.2%
Air freight & logistics	0.1
Airlines	0.4
Auto components	0.9
Automobiles	0.6
Banks	2.5
Beverages	0.6
Biotechnology	1.7
Capital markets	0.9
Chemicals	1.7
Commercial services & supplies	0.3
Communications equipment	0.2
Construction & engineering	0.3
Consumer finance	0.3
Diversified financial services	0.7
Diversified telecommunication services	0.4
Electric utilities	0.4
Electrical equipment	0.4
Electronic equipment, instruments & components	0.6
Entertainment	1.1
Equity real estate investment trusts	0.4
Food products	1.1
Health care equipment & supplies	1.6
Health care providers & services	0.6
Hotels, restaurants & leisure	0.9
Household durables	0.6
Insurance	1.0
Interactive media & services	1.8
Internet & direct marketing retail	1.3
IT services	1.2
Life sciences tools & services	1.0
Machinery	1.1
Media	0.4
Metals & mining	0.3
Multiline retail	0.6
Oil, gas & consumable fuels	1.8
Personal products	0.5
Pharmaceuticals	0.8
Professional services	0.6

UBS Global Allocation Fund

Portfolio statistics and industry diversification — (unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks—(concluded)
Road & rail	0.1%
Semiconductors & semiconductor equipment	1.9
Software	4.5
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	0.3
Tobacco	0.3
Trading companies & distributors	1.0
Transportation infrastructure	0.3
Wireless telecommunication services	0.3
Total common stocks	42.1
Exchange traded funds	14.0
Investment companies	8.0
Asset-backed securities	2.6
Mortgage-backed securities	4.0
Non-U.S. government agency obligations	6.7
U.S. government agency obligations	4.0
U.S. Treasury obligations	3.3
Short-term investments	16.1
Investment of cash collateral from securities loaned	1.9
Total investments	102.7
Liabilities in excess of other assets	(2.7)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—42.1%
Austria—0.6%
Erste Group Bank AG	33,227	1,458,970

Belgium—0.1%
Galapagos N.V.*,1	1,099	57,660
Galapagos N.V.*	1,461	76,427
		134,087
Canada—0.9%
Canadian Natural Resources Ltd.	25,349	926,822
Royal Bank of Canada	11,118	1,106,270
Zymeworks, Inc.*	5,577	161,956
		2,195,048
China—0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A	17,387	467,603
NXP Semiconductors N.V.	3,862	756,450
Prosus N.V.	5,122	409,970
		1,634,023
Denmark—0.4%
Genmab A/S*	2,142	935,886

France—0.5%
Pernod Ricard SA	3,624	798,958
Ubisoft Entertainment SA*	6,897	413,008
		1,211,966
Germany—1.4%
Continental AG*	4,326	469,624
CTS Eventim AG & Co. KGaA*	10,746	808,528
Knorr-Bremse AG	5,441	582,141
LANXESS AG	10,607	716,868
SAP SE	6,197	838,015
Vitesco Technologies Group AG, Class A*	865	51,112
		3,466,288
Hong Kong—0.5%
AIA Group Ltd.	103,917	1,195,503

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—0.4%
HDFC Bank Ltd., ADR	12,718	929,559

Ireland—0.3%
AIB Group PLC*	239,923	653,061

Italy—0.6%
PRADA SpA	127,100	694,091
Prysmian SpA	20,771	725,499
		1,419,590
Japan—3.6%
ITOCHU Corp.[1]	30,600	891,255
JTOWER, Inc.*,1	9,500	738,330
Keyence Corp.	1,000	596,871
Nippon Telegraph & Telephone Corp.	35,400	980,904
ORIX Corp.	58,700	1,098,366
Shin-Etsu Chemical Co. Ltd.	4,800	810,090
SoftBank Group Corp.	10,900	629,859
Sony Group Corp.	13,700	1,520,956
Takeda Pharmaceutical Co. Ltd.	22,000	725,621
TechnoPro Holdings, Inc.	27,200	817,998
		8,810,250
Netherlands—0.8%
OCI N.V.*,1	24,905	735,781
Royal Dutch Shell PLC, A Shares	51,942	1,155,147
		1,890,928
South Africa—0.3%
Anglo American PLC	19,480	682,747

South Korea—0.2%
Coupang, Inc.*	2,927	81,517
SK Hynix, Inc.	5,181	443,526
		525,043
Spain—0.3%
Aena SME SA*,2	4,483	773,335

Switzerland—0.9%
Alcon, Inc.	16,958	1,373,101

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Novartis AG	11,200	918,391
		2,291,492
United Kingdom—2.3%
Ashtead Group PLC	14,764	1,116,060
British American Tobacco PLC	21,867	764,350
London Stock Exchange Group PLC	7,343	735,829
RELX PLC	21,167	609,318
Sage Group PLC	61,400	584,630
Spectris PLC	15,556	807,350
Unilever PLC	19,875	1,073,570
		5,691,107
United States—27.3%
10X Genomics, Inc., Class A*	1,212	176,443
AbbVie, Inc.	21,308	2,298,494
Advanced Micro Devices, Inc.*	5,848	601,759
AGCO Corp.	7,715	945,319
Airbnb, Inc., Class A*	120	20,130
Akamai Technologies, Inc.*	10,686	1,117,649
Allstate Corp.	4,843	616,562
Alphabet, Inc., Class A*	1,067	2,852,646
Amazon.com, Inc.*	801	2,631,317
Ameriprise Financial, Inc.	4,035	1,065,724
APA Corp.	26,268	562,923
Apple, Inc.	21,228	3,003,762
Applied Materials, Inc.	4,061	522,773
Aptiv PLC *	10,908	1,624,965
Autodesk, Inc.*	2,898	826,423
Bank OZK	15,479	665,287
Bio-Rad Laboratories, Inc., Class A*	1,600	1,193,520
BioMarin Pharmaceutical, Inc.*	6,430	496,975
Booking Holdings, Inc.*	350	830,855
Bunge Ltd.	15,233	1,238,748
CF Industries Holdings, Inc.	15,052	840,203
Charles Schwab Corp.	5,707	415,698
Ciena Corp.*	10,726	550,780
Comcast Corp., Class A	18,028	1,008,306
ConocoPhillips	4,203	284,837
Constellation Brands, Inc., Class A	2,527	532,414
Cooper Cos., Inc.	844	348,834

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
DexCom, Inc.*	1,262	690,137
Dollar General Corp.	2,503	530,986
Dollar Tree, Inc.*	10,513	1,006,304
Edwards Lifesciences Corp.*	6,149	696,128
Eli Lilly & Co.	1,621	374,532
Facebook, Inc., Class A*	2,005	680,477
FedEx Corp.	1,425	312,488
Fidelity National Information Services, Inc.	3,513	427,462
Ford Motor Co.*	51,246	725,643
Hess Corp.	1,536	119,977
HubSpot, Inc.*	1,127	761,953
Ingersoll Rand, Inc.*	24,762	1,248,252
IQVIA Holdings, Inc.*	2,193	525,311
Laboratory Corp. of America Holdings*	3,429	965,058
LivaNova PLC*	10,100	799,819
Marsh & McLennan Cos., Inc.	4,105	621,620
Marvell Technology, Inc.	7,524	453,773
Match Group, Inc.*	3,380	530,626
McDonald's Corp.	3,255	784,813
Micron Technology, Inc.	10,705	759,841
Microsoft Corp.	11,672	3,290,570
Mondelez International, Inc., Class A	18,476	1,074,934
Netflix, Inc.*	1,157	706,163
NextEra Energy, Inc.	13,708	1,076,352
NVIDIA Corp.	2,172	449,952
Oatly Group AB, ADR [1]	19,200	290,304
Olaplex Holdings, Inc.	5,300	129,850
Prologis, Inc.	8,300	1,041,069
Qorvo, Inc.*	2,168	362,468
salesforce.com, Inc.*	6,599	1,789,781
ServiceNow, Inc. *	1,490	927,182
Shoals Technologies Group, Inc., Class A*	7,627	212,641
Southwest Airlines Co.*	19,404	997,948
Starbucks Corp.	5,469	603,285
Stericycle, Inc.*	9,681	658,018
Synchrony Financial	14,235	695,807
Take-Two Interactive Software, Inc.*	4,586	706,565
Tesla, Inc.*	811	628,914
Trade Desk, Inc., Class A*	5,580	392,274
TransDigm Group, Inc.*	934	583,348
Union Pacific Corp.	1,758	344,586

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
United Rentals, Inc.*	1,271	446,032
UnitedHealth Group, Inc.	1,217	475,531
Universal Display Corp.	1,319	225,496
Vimeo, Inc.*	5,988	175,868
Visa, Inc., Class A	6,633	1,477,501
VMware, Inc., Class A*,1	5,470	813,389
Voya Financial, Inc.	10,942	671,729
Wells Fargo & Co.	28,401	1,318,090
Western Digital Corp.*	9,853	556,103
Westlake Chemical Corp.	9,902	902,468
Williams Cos., Inc.	48,483	1,257,649
Zscaler, Inc.*	2,833	742,869
		66,313,282
Total common stocks (cost—$76,506,717)		102,212,165

Exchange traded funds—14.0%
iShares Broad USD High Yield Corporate Bond ETF [1]	58,854	2,442,441
iShares JPMorgan USD Emerging Markets Bond ETF [1]	196,289	21,603,567
iShares MSCI India ETF	70,569	3,436,005
iShares MSCI Mexico ETF [1]	62,966	3,038,739
JPMorgan BetaBuilders MSCI US REIT ETF	36,451	3,505,310
Total exchange traded funds (cost—$33,769,404)		34,026,062

Investment companies—8.0%
UBS Emerging Markets Equity Opportunity Fund [3] (cost—$17,515,265)	1,702,779	19,394,651

	Face amount[4]
Asset-backed securities—2.6%
Canada—0.0%†
Golden Credit Card Trust,
Series 2021-1A, Class C,
1.740%, due 08/15/28[2]	100,000	99,394

United States—2.6%
ACC Trust,
Series 2021-1, Class A,
0.740%, due 11/20/23[2]	118,335	118,323

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(continued)
United States—(continued)
American Credit Acceptance Receivables Trust,
Series 2021-2, Class D,
1.340%, due 07/13/27[2]	275,000	275,104
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D,
3.420%, due 04/18/23	200,000	201,303
CARDS II Trust,
Series 2021-1A, Class C,
1.200%, due 04/15/27[2]	200,000	199,493
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[2]	100,000	101,221
CF Hippolyta LLC,
Series 2021-1A, Class A1,
1.530%, due 03/15/61[2]	149,121	150,100
CPS Auto Receivables Trust,
Series 2021-A, Class C,
0.830%, due 09/15/26[2]	150,000	149,870
Series 2021-A, Class D,
1.160%, due 12/15/26[2]	100,000	99,918
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[2]	100,000	99,930
DT Auto Owner Trust,
Series 2018-1A, Class D,
3.810%, due 12/15/23[2]	50,825	50,989
Series 2019-3A, Class C,
2.740%, due 04/15/25[2]	213,542	215,583
Series 2021-1A, Class C,
0.840%, due 10/15/26[2]	100,000	100,041
Series 2021-1A, Class D,
1.160%, due 11/16/26[2]	100,000	99,667
Exeter Automobile Receivables Trust,
Series 2018-4A, Class C,
3.970%, due 09/15/23[2]	1,913	1,916
Series 2019-2A, Class C,
3.300%, due 03/15/24[2]	242,473	244,306
Series 2021-1A, Class D,
1.080%, due 11/16/26	125,000	124,790

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(continued)
United States—(continued)
Series 2021-2A, Class D,
1.400%, due 04/15/27	300,000	299,252
HPEFS Equipment Trust,
Series 2019-1A, Class B,
2.320%, due 09/20/29[2]	100,000	100,425
Series 2021-1A, Class D,
1.030%, due 03/20/31[2]	250,000	249,367
Series 2021-2A, Class D,
1.290%, due 03/20/29[2]	100,000	99,674
MVW LLC,
Series 2021-1WA, Class A,
1.140%, due 01/22/41[2]	138,006	138,057
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[2]	100,000	99,949
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[2]	24,475	24,530
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	216,000	217,474
Series 2018-1A, Class D,
4.400%, due 01/14/28[2]	216,000	217,172
Series 2019-1A, Class A,
3.630%, due 09/14/27[2]	120,000	128,622
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	100,000	101,664
Series 2021-1A, Class A1,
1.550%, due 06/16/36[2]	300,000	299,623
Santander Drive Auto Receivables Trust,
Series 2021-2, Class D,
1.350%, due 07/15/27	225,000	225,844
Series 2021-3, Class D,
1.330%, due 09/15/27	350,000	349,685
Santander Retail Auto Lease Trust,
Series 2021-B, Class C,
1.100%, due 06/20/25[2]	300,000	298,589
Series 2021-C, Class C,
1.110%, due 03/20/26[2]	100,000	99,835
Sofi Consumer Loan Program LLC,
Series 2017-4, Class B,
3.590%, due 05/26/26[2,5]	40,368	40,445

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
SoFi Consumer Loan Program Trust,
Series 2019-3, Class A,
2.900%, due 05/25/28[2]	3,663	3,668
SPS Servicer Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.280%, due 11/15/52[2]	100,000	100,502
Tesla Auto Lease Trust,
Series 2020-A, Class D,
2.330%, due 02/20/24[2]	300,000	306,849
Series 2021-A, Class D,
1.340%, due 03/20/25[2]	425,000	425,505
Series 2021-B, Class D,
1.320%, due 09/22/25[2]	100,000	100,052
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	100,000	99,521
		6,258,858
Total asset-backed securities (cost—$6,304,638)		6,358,252

Mortgage-backed securities—4.0%
United States—4.0%
Angel Oak Mortgage Trust,
Series 2020-4, Class A1,
1.469%, due 06/25/65[2,5]	76,125	76,695
Series 2020-6, Class A1,
1.261%, due 05/25/65[2,5]	49,962	50,086
Series 2020-R1, Class A1,
0.990%, due 04/25/53[2,5]	86,291	86,186
Series 2021-2, Class A1,
0.985%, due 04/25/66[2,5]	83,121	83,383
Series 2021-4, Class A1,
1.035%, due 01/20/65[2,5]	142,508	142,279
Series 2021-5, Class A1,
0.951%, due 07/25/66[2,5]	146,226	145,930
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[2,5]	99,050	99,513
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class B,
3.719%, due 05/15/53[2,5]	500,000	545,869
Series 2021-MF3, Class B,
2.511%, due 10/15/54[2,6]	100,000	99,999

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
BANK,
Series 2018-BN14, Class A4,
4.231%, due 09/15/60[5]	275,000	314,752
Series 2021-BN32, Class C,
3.372%, due 04/15/54	150,000	154,179
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A,
1 mo. USD LIBOR + 0.671%,
0.755%, due 03/15/37 [2,7]	470,000	470,138
Series 2018-IND, Class B,
1 mo. USD LIBOR + 0.900%,
0.984%, due 11/15/35 [2,7]	70,000	70,042
Series 2020-VKNG, Class C,
1 mo. USD LIBOR + 1.400%,
1.484%, due 10/15/37 [2,7]	100,000	100,000
Series 2021-VINO, Class A,
1 mo. USD LIBOR + 0.652%,
0.736%, due 05/15/38 [2,7]	300,000	300,305
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A4,
3.038%, due 11/10/52	200,000	214,564
Series 2019-SMRT, Class C,
4.682%, due 01/10/36[2]	345,000	367,190
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[2,5]	129,665	129,736
COLT Mortgage Loan Trust,
Series 2020-1R, Class A1,
1.255%, due 09/25/65[2,5]	45,085	45,203
Series 2020-2, Class A1,
1.853%, due 03/25/65[2,5]	106,832	107,339
Series 2020-3, Class A1,
1.506%, due 04/27/65[2,5]	94,862	95,066
Series 2021-1, Class A1,
0.910%, due 06/25/66[2,5]	93,645	93,554
Series 2021-2, Class A1,
0.924%, due 08/25/66[2,5]	98,351	98,227
Series 2021-3, Class A1,
0.956%, due 09/27/66[2,5]	99,460	99,162
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[2,5]	200,000	199,879

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
COMM Mortgage Trust,
Series 2021-LBA, Class C,
1 mo. USD LIBOR + 1.200%,
1.284%, due 03/15/38[2,7]	250,000	250,155
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,8]	177,595	178,082
DBGS Mortgage Trust,
Series 2018-BIOD, Class A,
1 mo. USD LIBOR + 0.803%,
0.887%, due 05/15/35[2,7]	92,814	92,910
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1,
2.339%, due 01/25/60[2,5]	85,617	86,029
Series 2020-2, Class A1,
1.692%, due 05/25/65[2]	28,466	28,568
Series 2021-2, Class A1,
0.899%, due 04/25/66[2,5]	139,318	139,283
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[2,5]	146,237	146,188
GS Mortgage Securities Trust,
Series 2017-FARM, Class A,
3.659%, due 01/10/43[2,5]	100,000	108,971
Series 2017-GS5, Class B,
4.047%, due 03/10/50[5]	100,000	108,708
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[2,5]	118,877	118,909
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[2,5]	47,223	47,324
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D,
2.146%, due 01/05/40[2,5]	125,000	119,695
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class B,
3.985%, due 10/15/50	175,000	189,886
MAD Mortgage Trust,
Series 2017-330M, Class B,
3.478%, due 08/15/34[2,5]	125,000	126,753
Series 2017-330M, Class C,
3.600%, due 08/15/34[2,5]	150,000	151,974
MFRA Trust,

UBS Global Allocation Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[2,5]	57,416	57,498
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[2,5]	71,785	71,824
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[2,5]	94,826	94,906
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
1.685%, due 04/15/38[2,7]	350,000	350,665
MHC Trust,
Series 2021-MHC2, Class D,
1 mo. USD LIBOR + 1.500%,
1.584%, due 05/15/23[2,7]	150,000	150,045
MHP,
Series 2021-STOR, Class D,
1 mo. USD LIBOR + 1.350%,
1.434%, due 07/15/38[2,7]	150,000	150,047
MSCG Trust,
Series 2018-SELF, Class A,
1 mo. USD LIBOR + 0.900%,
0.984%, due 10/15/37[2,7]	690,000	690,208
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1,
2.492%, due 09/25/59[2,5]	51,458	51,836
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[2,5]	50,334	50,669
Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[2,5]	127,847	127,949
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[2,5,16]	200,000	200,000
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.184%, due 03/15/36[2,7]	200,000	200,000
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,5]	187,278	188,292
RLGH Trust,
Series 2021-TROT, Class C,
1 mo. USD LIBOR + 1.314%,
1.398%, due 04/15/36[2,7]	190,000	189,841

UBS Global Allocation Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
TTAN,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.750%,
1.834%, due 03/15/38[2,7]		100,000	100,031
Verus Securitization Trust,
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,8]		36,159	36,685
Series 2020-4, Class A1,
1.502%, due 05/25/65[2,8]		59,758	60,032
Series 2020-5, Class A1,
1.218%, due 05/25/65[2,8]		63,640	63,821
Series 2021-3, Class A1,
1.046%, due 06/25/66[2,5,9]		184,540	185,109
Series 2021-5, Class A1,
1.013%, due 09/25/66[2,5]		150,000	149,784
Series 2021-R2, Class A1,
0.918%, due 02/25/64[2,5]		85,230	84,961
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,5]		137,676	137,966
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[2,5]		35,268	35,413
Series 2020-2, Class A1,
1.475%, due 04/25/65[2,5]		62,475	62,861
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[5]		130,000	148,251
Total mortgage-backed securities (cost—$9,651,210)			9,721,405

Non-U.S. government agency obligations—6.7%
Australia—0.1%
Australia Government Bond,
Series 138,
3.250%, due 04/21/29[10]	AUD	310,000	257,152

Austria—0.0%†
Republic of Austria Government Bond
3.150%, due 06/20/44[2,10]	EUR	55,000	100,529

UBS Global Allocation Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations— (continued)
Belgium—0.1%
Kingdom of Belgium Government Bond,
Series 71,
3.750%, due 06/22/45[10]	EUR	83,000	158,684

Canada—0.4%
Canadian Government Bond
1.500%, due 09/01/24	CAD	1,040,000	838,457
2.250%, due 06/01/25	CAD	221,000	182,886
			1,021,343
Finland—0.0%†
Finland Government Bond,
Series 30Y,
1.375%, due 04/15/47[2,10]	EUR	20,000	28,174

France—0.1%
French Republic Government Bond OAT
0.500%, due 05/25/40[2,10]	EUR	100,000	113,267
3.250%, due 05/25/45[10]	EUR	93,000	167,221
			280,488
Ireland—0.2%
Ireland Government Bond
1.500%, due 05/15/50[10]	EUR	240,000	319,560
2.000%, due 02/18/45[10]	EUR	48,000	70,809
			390,369
Italy—0.4%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[2,10]	EUR	60,000	74,544
3.000%, due 08/01/29[10]	EUR	240,000	329,490
3.250%, due 09/01/46[2,10]	EUR	210,000	319,684
4.000%, due 02/01/37[2,10]	EUR	129,000	204,939
			928,657
Japan—0.6%
Japan Government Forty Year Bond,
Series 12,
0.500%, due 03/20/59	JPY	20,000,000	166,052
Japan Government Thirty Year Bond,
Series 51,
0.300%, due 06/20/46	JPY	11,100,000	93,769

UBS Global Allocation Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(continued)
Japan—(concluded)
Japan Government Twenty Year Bond,
Series 156,
0.400%, due 03/20/36	JPY	83,550,000	766,788
Japanese Government CPI Linked Bond,
Series 26,
0.005%, due 03/10/31	JPY	50,398,000	462,478
			1,489,087
New Zealand—1.2%
New Zealand Government Inflation Linked Bond,
Series 0925,
2.000%, due 09/20/25[10,11]	NZD	3,509,220	2,993,448

South Africa—2.9%
Republic of South Africa Government Bond,
Series 2030,
8.000%, due 01/31/30	ZAR	113,500,000	7,002,711

Spain—0.5%
Spain Government Bond
1.450%, due 10/31/27[2,10]	EUR	165,000	208,907
1.500%, due 04/30/27[2,10]	EUR	325,000	411,538
3.450%, due 07/30/66[2,10]	EUR	10,000	17,762
4.200%, due 01/31/37[2,10]	EUR	44,000	76,292
4.800%, due 01/31/24[2,10]	EUR	296,000	385,582
5.150%, due 10/31/44[2,10]	EUR	69,000	145,721
			1,245,802
United Kingdom—0.2%
United Kingdom Gilt
1.000%, due 04/22/24[10]	GBP	90,000	123,135
1.625%, due 10/22/28[10]	GBP	144,000	205,546

UBS Global Allocation Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(concluded)
United Kingdom—(concluded)
3.500%, due 01/22/45[10]	GBP	60,000	114,705
			443,386
Total non-U.S. government agency obligations (cost—$15,936,512)			16,339,830

U.S. government agency obligations—4.0%
United States—4.0%
UMBS TBA
2.000%	4,300,000	4,322,958
2.500%	2,375,000	2,448,293
GNMA TBA
2.500%	1,450,000	1,496,384
Federal National Mortgage Association
2.500%, due 08/01/51	272,643	282,286
UMBS TBA
3.000%	100,000	104,626
GNMA TBA
3.000%	475,000	494,513
2.000%	625,000	633,813
Total U.S. government agency obligations (cost—$9,843,238)		9,782,873

U.S. Treasury obligations—3.3%
United States—3.3%
U.S. Treasury Bonds
2.500%, due 02/15/46	302,000	326,608
2.750%, due 11/15/42	201,000	226,023
2.750%, due 08/15/47	168,000	190,687
2.875%, due 05/15/43	717,000	822,841
3.000%, due 11/15/45	47,000	55,405
U.S. Treasury Notes
0.625%, due 08/15/30	1,270,000	1,181,447
1.375%, due 09/30/23	971,000	992,051
1.500%, due 02/28/23	226,000	230,255
1.625%, due 08/15/22	116,000	117,559

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[4]	Value ($)
U.S. Treasury obligations—(concluded)

United States—(concluded)
1.625%, due 11/30/26	760,000	783,275
1.625%, due 08/15/29	196,000	199,629
1.625%, due 05/15/31	350,000	354,102
1.750%, due 05/15/23	345,000	353,585
1.875%, due 10/31/22	680,000	692,936
2.000%, due 11/30/22	528,000	539,467
2.500%, due 05/15/24	321,000	338,304
2.750%, due 07/31/23	459,000	479,924
Total U.S. Treasury obligations (cost—$7,687,009)		7,884,098

	Number of shares
Short-term investments—16.1%
Investment companies—16.1%
State Street Institutional U.S. Government Money Market Fund, 0.030%[12] (cost— $39,185,072)	39,185,072	39,185,072

Investment of cash collateral from securities loaned—1.9%
Money market funds— 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[12] (cost—$4,679,661)	4,679,661	4,679,661

Total investments (cost—$221,078,726)[13]—102.7%		249,584,069
Liabilities in excess of other assets—(2.7)%		(6,611,045)
Net assets—100.0%		$242,973,024

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
57	EUR	EURO STOXX 50 Index Futures	December 2021	2,740,955	2,672,730	(68,225)
1,100	EUR	EURO STOXX 600 Bank Index Futures	December 2021	8,473,903	8,849,214	375,311
15	GBP	FTSE 100 Index Future	December 2021	1,417,012	1,429,625	12,613
26	JPY	JGB MINI 10 Year Futures	December 2021	3,552,823	3,539,243	(13,580)
69	JPY	TOPIX Index Futures	December 2021	12,547,416	12,588,571	41,155
24	USD	Russell 1000 Value Index Futures	December 2021	1,879,833	1,847,880	(31,953)
55	USD	Russell 2000 Mini Index Futures	December 2021	6,112,285	6,052,200	(60,085)
33	USD	S&P 500 E-Mini Index Futures	December 2021	7,349,454	7,091,288	(258,166)
Interest rate futures buy contracts:
122	EUR	Euro-Schatz Futures (FGBS)	December 2021	15,869,391	15,856,663	(12,728)
U.S. Treasury futures buy contracts:
160	USD	U.S. Treasury Note 10 Year Futures	December 2021	21,291,484	21,057,500	(233,984)
Total				81,234,556	80,984,914	(249,642)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)
Index futures sell contracts:
13	AUD	ASX SPI 200 Index Futures	December 2021	(1,730,927)	(1,713,554)	17,373
28	CAD	S&P TSX 60 Index Future	December 2021	(5,418,930)	(5,288,299)	130,631
136	USD	MSCI Emerging Markets Index Future	December 2021	(8,837,566)	(8,470,080)	367,486
Interest rate futures sell contracts:
12	EUR	German Euro Bund Futures	December 2021	(2,398,466)	(2,360,532)	37,934
93	GBP	United Kingdom Long Gilt Bond Futures	December 2021	(16,170,943)	(15,682,323)	488,620
U.S. Treasury futures sell contracts:
69	USD	U.S. Treasury Note 5 Year Futures	December 2021	(8,514,391)	(8,469,211)	45,180
29	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(4,277,911)	(4,212,250)	65,661
Total				(47,349,134)	(46,196,249)	1,152,885
Net unrealized appreciation (depreciation)						903,243

Centrally cleared credit default swap agreements on corporate issues—buy protection[14]
Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 37 Index	USD	14,600	12/20/26	Quarterly	1.000	358,600	(351,619)	6,981

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CIBC	NZD	3,551,146	AUD	3,400,000	11/19/21	7,694
CIBC	USD	6,858,143	JPY	749,200,000	11/19/21	(124,409)
CIBC	PHP	124,200,000	USD	2,472,626	11/19/21	41,740
CITI	TWD	283,300,000	USD	10,232,017	11/19/21	63,779
GSI	CHF	6,030,000	USD	6,637,959	11/19/21	160,454
GSI	PHP	118,650,000	USD	2,329,211	11/19/21	6,952
GSI	JPY	170,000,000	USD	1,554,989	11/19/21	27,047
HSBC	INR	98,530,000	USD	1,309,195	11/18/21	(11,897)
JPMCB	JPY	273,500,000	USD	2,492,512	11/19/21	34,322
JPMCB	USD	1,603,094	CNY	10,465,000	11/19/21	11,405
JPMCB	USD	7,818,392	EUR	6,625,000	11/19/21	(137,667)
JPMCB	ZAR	116,950,000	USD	7,752,298	11/19/21	34,108
MSCI	INR	78,940,000	USD	1,054,403	11/18/21	(4,025)
MSCI	NZD	14,140,000	USD	9,791,865	11/19/21	33,274
MSCI	USD	3,637,949	MYR	15,434,000	11/19/21	41,050
SSC	AUD	4,530,000	USD	3,306,929	11/19/21	31,360
SSC	CAD	3,000,000	USD	2,377,199	11/19/21	8,818
SSC	GBP	4,020,000	USD	5,550,410	11/19/21	133,682
SSC	KRW	5,571,000,000	USD	4,806,730	11/19/21	105,098
SSC	USD	4,970,064	AUD	6,735,000	11/19/21	(100,095)
SSC	USD	6,926,293	BRL	36,780,000	11/19/21	(221,739)
SSC	USD	5,015,970	NOK	44,410,000	11/19/21	62,433
SSC	USD	4,787,493	PLN	18,565,000	11/19/21	(120,314)
SSC	USD	1,575,572	SEK	13,630,000	11/19/21	(18,146)
SSC	USD	478,213	SGD	650,000	11/19/21	458
Net unrealized appreciation (depreciation)						65,382

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	70,326,968	31,885,197	—	102,212,165
Exchange traded funds	34,026,062	—	—	34,026,062
Investment companies	19,394,651	—	—	19,394,651
Asset-backed securities	—	6,358,252	—	6,358,252
Mortgage-backed securities	—	9,721,405	—	9,721,405
Non-U.S. government agency obligations	—	16,339,830	—	16,339,830
U.S. government agency obligations	—	9,782,873	—	9,782,873
U.S. Treasury obligations	—	7,884,098	—	7,884,098
Short-term investments	—	39,185,072	—	39,185,072
Investment of cash collateral from securities loaned	—	4,679,661	—	4,679,661
Futures contracts	1,135,512	446,452	—	1,581,964
Forward foreign currency contracts	—	803,674	—	803,674
Total	124,883,193	127,086,514	—	251,969,707

Liabilities
Futures contracts	(610,496)	(68,225)	—	(678,721)
Swap agreements	—	(351,619)	—	(351,619)
Forward foreign currency contracts	—	(738,292)	—	(738,292)
Total	(610,496)	(1,158,136)	—	(1,768,632)

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,509,196, represented 6.8% of the Fund's net assets at period end.
3	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/21	Purchases during the period ended 09/30/21	Sales during the period ended 09/30/21	Net realized gain (loss) during the period ended 09/30/21	Change in net unrealized appreciation (depreciation) during the period ended 09/30/21	Value 09/30/21	Net income earned from affiliate for the period ended 09/30/21	Shares 09/30/21
UBS Emerging Markets Equity Opportunity Fund	$20,253,259	$1,000,000	$—	$—	$(1,858,608)	$19,394,651	$—	1,702,779

4	In U.S. dollars unless otherwise indicated.
5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
7	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2021 and changes periodically.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
10	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
11	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2021 (unaudited)

12	Rates shown reflect yield at September 30, 2021.
13	Includes $18,318,634 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $ 14,153,260 and cash collateral of $ 4,679,661.
14	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to thenotional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
15	Payments made or received are based on the notional amount.
16	Security is being fair valued by a valuation committee under the direction of the board of trustees.

UBS Emerging Markets Equity Opportunity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks
Automobiles	2.7%
Banks	23.1
Beverages	2.2
Chemicals	2.5
Entertainment	3.6
Food products	2.3
Household durables	1.6
Household products	3.9
Insurance	2.2
Interactive media & services	8.2
Internet & direct marketing retail	10.4
IT services	2.6
Metals & mining	4.3
Oil, gas & consumable fuels	5.6
Pharmaceuticals	1.6
Semiconductors & semiconductor equipment	16.6
Technology hardware, storage & peripherals	5.4
Total common stocks	98.8
Short-term investments	0.3
Total investments	99.1
Other assets in excess of liabilities	0.9
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.8%

Argentina—4.1%
MercadoLibre, Inc. *	23,715	39,826,971

Brazil—4.3%
Petroleo Brasileiro SA, ADR	2,544,188	25,863,969
Vale SA	1,082,143	15,149,903
		41,013,872
China—24.8%
Alibaba Group Holding Ltd.*	942,344	17,446,499
Bilibili, Inc., Class Z*	185,780	12,290,986
China Mengniu Dairy Co. Ltd.*	3,465,000	22,314,021
China Merchants Bank Co. Ltd., Class H	4,523,000	35,994,670
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,977,118	15,350,176
Kweichow Moutai Co. Ltd., Class A	74,167	20,934,255
Meituan, Class B*,1	920,700	29,390,053
Midea Group Co. Ltd., Class A	1,413,146	15,195,047
Ping An Insurance Group Co. of China Ltd., Class H	3,127,500	21,390,137
Tencent Holdings Ltd.	804,800	48,045,527
		238,351,371
Hungary—2.8%
OTP Bank Nyrt*	463,816	27,139,297

India—19.3%
Axis Bank Ltd.*	3,563,853	36,536,175
Eicher Motors Ltd.	683,049	25,550,792
HDFC Bank Ltd.	1,547,279	33,078,117
Hindustan Unilever Ltd.	1,029,102	37,420,394
Infosys Ltd., ADR	1,133,883	25,228,897
Reliance Industries Ltd.	836,418	28,308,387
		186,122,762
Indonesia—3.1%
Bank Mandiri Persero Tbk. PT	68,799,300	29,403,917

Mexico—2.6%
Grupo Financiero Banorte SAB de CV, Class O	3,857,200	24,772,861

Russia—6.9%
Sberbank of Russia PJSC	7,599,454	35,582,794

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Russia—(concluded)
Yandex N.V., Class A*,2	381,300	30,385,797
		65,968,591
South Africa—4.1%
Anglo American Platinum Ltd.	89,433	7,724,811
Anglo American PLC	319,464	11,196,780
Impala Platinum Holdings Ltd.[2]	653,385	7,363,552
Naspers Ltd., N Shares	82,398	13,618,718
		39,903,861
South Korea—10.4%
LG Chem Ltd.	36,638	23,762,314
Samsung Electronics Co. Ltd.	844,828	52,374,775
SK Hynix, Inc.	284,538	24,358,248
		100,495,337
Taiwan —16.4%
MediaTek, Inc.	953,000	30,674,661
Nanya Technology Corp.	6,428,000	15,010,012
Sea Ltd., ADR*	70,700	22,534,211
Taiwan Semiconductor Manufacturing Co. Ltd.	4,323,000	89,408,646
		157,627,530
Total common stocks (cost—$904,561,082)		950,626,370

Short-term investments—0.3%

Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost —$3,006,670)	3,006,670	3,006,670
Total investments (cost—$907,567,752)[4]—99.1%		953,633,040
Other assets in excess of liabilities—0.9%		8,775,424
Net assets—100.0%		$962,408,464

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	183,762,609	766,863,761	—	950,626,370
Short-term investments	—	3,006,670	—	3,006,670
Total	183,762,609	769,870,431	—	953,633,040

Liabilities

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $29,390,053, represented 3.1% of the Fund's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at September 30, 2021.
4	Includes $35,637,431, of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $ 36,145,730.

UBS Engage For Impact Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks
Auto components	4.6%
Banks	6.6
Beverages	2.3
Biotechnology	5.1
Building products	2.5
Chemicals	7.5
Commercial services & supplies	2.8
Construction & engineering	2.6
Distributors	0.9
Diversified consumer services	1.8
Electric utilities	1.6
Electrical equipment	5.0
Electronic equipment, instruments & components	3.8
Equity real estate investment trusts	1.7
Food products	10.1
Health care equipment & supplies	7.7
Health care technology	0.9
Industrial conglomerates	2.9
IT services	2.1
Life sciences tools & services	1.1
Machinery	10.8
Oil, gas & consumable fuels	1.2
Pharmaceuticals	3.0
Semiconductors & semiconductor equipment	5.2
Software	2.9
Total common stocks	96.7
Short-term investments	3.4
Investment of cash collateral from securities loaned	4.1
Total investments	104.2
Liabilities in excess of other assets	(4.2)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—96.7%

Austria—3.4%
Erste Group Bank AG	41,822	1,836,369

China—3.4%
China Mengniu Dairy Co. Ltd.*	278,000	1,790,274

Denmark—2.3%
Genmab A/S*	2,830	1,236,488

France—3.0%
Danone SA	23,167	1,579,478

Germany—7.2%
Continental AG*	7,543	818,858
Infineon Technologies AG	35,088	1,435,035
Knorr-Bremse AG	14,210	1,520,350
Vitesco Technologies Group AG, Class A*	1,492	88,129
		3,862,372
Indonesia—3.1%
Bank Mandiri Persero Tbk. PT	3,925,700	1,677,793

Ireland—2.5%
Kingspan Group PLC	13,469	1,343,523

Japan—5.6%
JTOWER, Inc.*,1	17,600	1,367,852
Takeda Pharmaceutical Co. Ltd.	48,653	1,604,711
		2,972,563
New Zealand—2.2%
Fisher & Paykel Healthcare Corp. Ltd.	53,339	1,173,227

Norway—1.6%
Mowi ASA	33,404	847,545

Portugal—1.2%
Galp Energia SGPS SA	56,773	644,827

Spain—1.5%
Iberdrola SA	81,962	824,573

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Switzerland—3.6%
Alcon, Inc.	23,504	1,903,135

United Kingdom—6.6%
Linde PLC	5,119	1,501,812
Spectris PLC	38,859	2,016,766
		3,518,578
United States—49.5%
AGCO Corp.	8,620	1,056,209
American Well Corp., Class A*,1	55,090	501,870
Aptiv PLC*	10,506	1,565,079
Bunge Ltd.	14,682	1,193,940
CF Industries Holdings, Inc.	16,971	947,321
Coursera, Inc.*	30,239	957,064
Digital Realty Trust, Inc.	6,129	885,334
Ecolab, Inc.	7,477	1,559,852
Evoqua Water Technologies Corp.*	37,512	1,408,951
Ingersoll Rand, Inc.*	34,953	1,761,981
LivaNova PLC*	13,135	1,040,161
LKQ Corp.*	9,631	484,632
Maravai LifeSciences Holdings, Inc., Class A*	12,055	591,659
Micron Technology, Inc.	18,588	1,319,376
Montrose Environmental Group, Inc.*	24,443	1,509,111
Prelude Therapeutics, Inc.*	8,149	254,656
Primo Water Corp.	79,537	1,250,322
Regal Beloit Corp.	11,247	1,690,874
Roper Technologies, Inc.	3,503	1,562,793
Seagen, Inc.*	7,207	1,223,748
Shoals Technologies Group, Inc., Class A*	35,694	995,149
Snowflake, Inc., Class A*	3,772	1,140,766
VMware, Inc., Class A*,1	10,573	1,572,205
		26,473,053
Total common stocks (cost—$45,022,885)		51,683,798

Short-term investments—3.4%

Investment companies—3.4%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$1,842,348)	1,842,348	1,842,348

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—4.1%

Money market funds—4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[2] (cost—$2,200,299)	2,200,299	2,200,299
Total investments (cost—$49,065,532)[3]—104.2%		55,726,445
Liabilities in excess of other assets—(4.2)%		(2,255,851)
Net assets—100.0%		$53,470,594

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	28,062,994	23,620,804	—	51,683,798
Short-term investments	—	1,842,348	—	1,842,348
Investment of cash collateral from securities loaned	—	2,200,299	—	2,200,299
Total	28,062,994	27,663,451	—	55,726,445

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at September 30, 2021.
3	Includes $ 2,942,095 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $ 856,147 and cash collateral of $ 2,200,299.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2021

Common stocks
Auto components	2.2%
Automobiles	3.5
Banks	12.2
Biotechnology	2.0
Capital markets	1.6
Chemicals	3.1
Commercial services & supplies	1.1
Construction & engineering	2.1
Diversified financial services	1.1
Diversified telecommunication services	2.4
Electrical equipment	0.9
Electronic equipment, instruments & components	1.7
Energy equipment & services	1.1
Entertainment	2.9
Food products	6.2
Health care equipment & supplies	2.7
Household durables	2.6
Industrial conglomerates	1.0
Insurance	6.1
Interactive media & services	1.1
Internet & direct marketing retail	2.8
IT services	2.2
Machinery	3.3
Oil, gas & consumable fuels	2.5
Paper & forest products	1.0
Personal products	2.1
Pharmaceuticals	5.1
Professional services	1.3
Semiconductors & semiconductor equipment	6.1
Software	4.4
Specialty retail	2.5
Textiles, apparel & luxury goods	0.9
Trading companies & distributors	3.7
Wireless telecommunication services	1.6
Total common stocks	97.1
Short-term investments	2.4
Investment of cash collateral from securities loaned	2.2
Total investments	101.7
Liabilities in excess of other assets	(1.7)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—97.1%

Argentina—1.1%
MercadoLibre, Inc.*	2,470	4,148,118

Australia—1.1%
Brambles Ltd.	537,707	4,134,671

Austria—2.7%
Erste Group Bank AG	145,357	6,382,505
Mondi PLC	153,610	3,764,365
		10,146,870

Belgium—2.8%
Galapagos N.V.*,1	11,964	627,704
Galapagos N.V.*	34,078	1,782,657
KBC Group N.V.	89,956	8,114,431
		10,524,792

Canada—1.8%
Royal Bank of Canada	67,702	6,736,525

China—7.7%
Alibaba Group Holding Ltd., ADR*	44,098	6,528,709
China Mengniu Dairy Co. Ltd.*	676,000	4,353,327
Li Auto, Inc., ADR*,1	107,600	2,828,804
NXP Semiconductors N.V.	21,422	4,195,927
Ping An Insurance Group Co. of China Ltd., Class H	630,500	4,312,224
Tencent Holdings Ltd.	66,300	3,958,025
Zhongsheng Group Holdings Ltd.	350,500	2,809,681
		28,986,697

Denmark—1.4%
Genmab A/S*	11,944	5,218,591

Finland—0.9%
Metso Outotec Oyj	357,866	3,265,925

France—7.3%
AXA SA	238,068	6,597,637
Cie Generale des Etablissements Michelin SCA	27,242	4,177,301
Danone SA	106,650	7,271,175
Societe Generale SA	138,625	4,341,019

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

France—(concluded)
Ubisoft Entertainment SA*	87,963	5,267,419
		27,654,551

Germany—7.2%
adidas AG	10,236	3,216,729
CTS Eventim AG & Co. KGaA*	74,025	5,569,633
Infineon Technologies AG	195,185	7,982,709
Knorr-Bremse AG	39,600	4,236,866
SAP SE	45,360	6,133,993
		27,139,930

India—3.5%
Axis Bank Ltd., GDR*	93,293	4,765,620
Infosys Ltd., ADR	201,899	4,492,253
Mahindra & Mahindra Ltd., GDR	359,038	3,877,610
		13,135,483

Indonesia—3.2%
Bank Central Asia Tbk. PT	3,199,400	7,792,831
Bank Mandiri Persero Tbk. PT	10,054,300	4,297,076
		12,089,907

Ireland—1.0%
AIB Group PLC*	1,337,077	3,639,473

Italy—2.1%
Infrastrutture Wireless Italiane SpA[2]	390,771	4,352,419
Prysmian SpA	100,006	3,493,059
		7,845,478

Japan—16.0%
ITOCHU Corp.[1]	147,300	4,290,257
Nabtesco Corp.[1]	128,500	4,858,562
NEC Corp.	71,900	3,896,334
Nippon Telegraph & Telephone Corp.	173,600	4,810,308
OBIC Business Consultants Co. Ltd.[1]	95,400	4,856,618
ORIX Corp.	212,100	3,968,713
Shin-Etsu Chemical Co. Ltd.	37,100	6,261,322
SoftBank Group Corp.	101,500	5,865,205
Sony Group Corp.	89,500	9,936,169

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Japan—(concluded)
Takeda Pharmaceutical Co. Ltd.	155,861	5,140,727
Toyota Motor Corp.	353,500	6,298,446
		60,182,661

Netherlands—1.8%
ASML Holding N.V.	9,345	6,981,259

New Zealand—0.7%
Fisher & Paykel Healthcare Corp. Ltd.	124,532	2,739,165

Norway—1.9%
Equinor ASA	130,289	3,313,355
Mowi ASA	155,057	3,934,193
		7,247,548

Portugal—1.6%
Galp Energia SGPS SA	531,747	6,039,572

South Korea—5.1%
LG Chem Ltd.	8,558	5,550,464
LG Household & Health Care Ltd.	2,072	2,336,018
Samsung Engineering Co. Ltd.*	362,538	7,715,841
SK Hynix, Inc.	42,835	3,666,946
		19,269,269

Spain—1.8%
Industria de Diseno Textil SA	182,933	6,731,155

Switzerland—5.2%
Alcon, Inc.	67,039	5,428,195
Barry Callebaut AG	3,470	7,870,176
Novartis AG	75,169	6,163,795
		19,462,166

United Kingdom—15.0%
Ashtead Group PLC	128,322	9,700,290
AstraZeneca PLC	65,772	7,926,692
DCC PLC	44,967	3,748,714
London Stock Exchange Group PLC	60,673	6,079,929
Prudential PLC	336,250	6,525,069
RELX PLC	175,012	5,037,937

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

United Kingdom—(concluded)
Sage Group PLC	602,945	5,741,034
Spectris PLC	123,853	6,427,918
Unilever PLC	102,180	5,519,365
		56,706,948

United States—4.2%
Aon PLC, Class A	18,754	5,359,331
Aptiv PLC*	28,563	4,255,030
LivaNova PLC*	26,799	2,122,213
Schlumberger N.V.	144,386	4,279,601
		16,016,175

Total common stocks (cost—$339,262,074)		366,042,929

Short-term investments—2.4%

Investment companies—2.4%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$8,850,845)	8,850,845	8,850,845

Investment of cash collateral from securities loaned—2.2%

Money market funds—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[3] (cost—$8,262,850)	8,262,850	8,262,850
Total investments (cost—$356,375,769)[4]—101.7%		383,156,624
Liabilities in excess of other assets—(1.7)%		(6,304,133)
Net assets—100.0%		$376,852,491

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	52,936,138	313,106,791	—	366,042,929
Short-term investments	—	8,850,845	—	8,850,845
Investment of cash collateral from securities loaned	—	8,262,850	—	8,262,850
Total	52,936,138	330,220,486	—	383,156,624

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,352,419, represented 1.2% of the Fund's net assets at period end.
3	Rates shown reflect yield at September 30, 2021.
4	Includes $12,727,527 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,951,868 and cash collateral of $8,262,850.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—97.7%

Aerospace & defense—5.1%
Lockheed Martin Corp.	5,729	1,977,078
Raytheon Technologies Corp.	32,835	2,822,497
		4,799,575
Air freight & logistics—2.8%
United Parcel Service, Inc., Class B	14,517	2,643,546

Banks—7.1%
JPMorgan Chase & Co.	22,583	3,696,611
Truist Financial Corp.	50,362	2,953,732
		6,650,343
Beverages—5.8%
Coca-Cola Co.	57,351	3,009,207
Diageo PLC, ADR	12,828	2,475,804
		5,485,011
Biotechnology—2.4%
Amgen, Inc.	10,746	2,285,137

Capital markets—2.6%
BlackRock, Inc.	2,859	2,397,729

Chemicals—3.0%
Linde PLC	9,771	2,866,616

Commercial services & supplies—1.8%
Republic Services, Inc.	14,212	1,706,293

Communications equipment—3.2%
Cisco Systems, Inc.	55,274	3,008,564

Consumer finance—1.7%
Discover Financial Services	13,273	1,630,588

Electric utilities—2.2%
American Electric Power Co., Inc.	11,671	947,452

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Electric utilities—(concluded)
NextEra Energy, Inc.	13,886	1,090,329
		2,037,781
Electrical equipment—1.6%
Rockwell Automation, Inc.	5,150	1,514,306

Health care equipment & supplies—3.7%
Medtronic PLC	27,820	3,487,237

Hotels, restaurants & leisure—3.7%
McDonald's Corp.	10,384	2,503,686
Starbucks Corp.	8,432	930,134
		3,433,820
Household products—2.6%
Procter & Gamble Co.	17,703	2,474,879

Insurance—5.7%
Chubb Ltd.	17,094	2,965,467
Marsh & McLennan Cos., Inc.	16,070	2,433,480
		5,398,947
IT services—4.1%
Accenture PLC, Class A	5,073	1,622,954
Automatic Data Processing, Inc.	11,048	2,208,716
		3,831,670
Media—3.2%
Comcast Corp., Class A	54,495	3,047,905

Oil, gas & consumable fuels—4.1%
EOG Resources, Inc.	29,872	2,397,826
Phillips 66	21,105	1,477,983
		3,875,809
Pharmaceuticals—5.7%
Johnson & Johnson	24,712	3,990,988

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Pharmaceuticals—(concluded)
Novartis AG, ADR	17,407	1,423,544
		5,414,532
Road & rail—2.5%
Union Pacific Corp.	12,041	2,360,156

Semiconductors & semiconductor equipment—8.9%
Analog Devices, Inc.	14,060	2,354,769
Broadcom, Inc.	1,890	916,518
Intel Corp.	44,496	2,370,747
Texas Instruments, Inc.	14,389	2,765,709
		8,407,743
Software—8.2%
Microsoft Corp.	27,511	7,755,901

Specialty retail—3.5%
Home Depot, Inc.	10,147	3,330,854

Textiles, apparel & luxury goods—2.5%
VF Corp.	35,290	2,364,077

Total common stocks (cost—$85,833,653)		92,209,019

Short-term investments—2.7%

Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund, 0.030%[1] (cost—$2,496,223)	2,496,223	2,496,223
Total investments (cost—$88,329,876)—100.4%		94,705,242
Liabilities in excess of other assets—(0.4)%		(367,174)
Net assets—100.0%		$94,338,068

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	92,209,019	—	—	92,209,019
Short-term investments	—	2,496,223	—	2,496,223
Total	92,209,019	2,496,223	—	94,705,242

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rates shown reflect yield at September 30, 2021.

UBS US Quality Growth At Reasonable Price Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.1%

Capital markets—4.8%
Ameriprise Financial, Inc.	12,120	3,201,134
Intercontinental Exchange, Inc.	16,812	1,930,354
S&P Global, Inc.	3,413	1,450,150
		6,581,638

Chemicals—1.7%
Sherwin-Williams Co.	8,502	2,378,264

Electrical equipment—1.0%
Rockwell Automation, Inc.	4,622	1,359,053

Equity real estate investment trusts—1.8%
American Tower Corp.	9,188	2,438,587

Food & staples retailing—1.7%
Costco Wholesale Corp.	5,250	2,359,088

Health care equipment & supplies—6.8%
Abbott Laboratories	26,554	3,136,824
Boston Scientific Corp.*	45,063	1,955,284
Danaher Corp.	6,229	1,896,357
Medtronic PLC	17,829	2,234,865
		9,223,330

Health care providers & services—1.8%
UnitedHealth Group, Inc.	6,287	2,456,582

Hotels, restaurants & leisure—1.5%
Booking Holdings, Inc.*	845	2,005,920

Industrial conglomerates—1.4%
Honeywell International, Inc.	8,785	1,864,880

Interactive media & services—14.3%
Alphabet, Inc., Class A*	4,331	11,579,015
Facebook, Inc., Class A*	23,392	7,939,011
		19,518,026

Internet & direct marketing retail—7.9%
Amazon.com, Inc.*	3,263	10,719,086

UBS US Quality Growth At Reasonable Price Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

IT services—6.0%
Fidelity National Information Services, Inc.	21,812	2,654,084
Visa, Inc., Class A	24,839	5,532,887
		8,186,971

Life sciences tools & services—1.2%
Thermo Fisher Scientific, Inc.	2,819	1,610,579

Machinery—2.2%
Parker-Hannifin Corp.	10,587	2,960,337

Multiline retail—1.5%
Dollar General Corp.	9,856	2,090,852

Personal products—1.0%
Estee Lauder Cos., Inc., Class A	4,649	1,394,375

Road & rail—2.6%
Union Pacific Corp.	17,938	3,516,027

Semiconductors & semiconductor equipment—4.2%
Applied Materials, Inc.	20,421	2,628,795
Texas Instruments, Inc.	15,829	3,042,492
		5,671,287

Software—17.6%
Adobe, Inc.*	5,824	3,352,993
Microsoft Corp.	58,629	16,528,688
salesforce.com, Inc.*	14,874	4,034,126
		23,915,807

Specialty retail—10.7%
Home Depot, Inc.	10,154	3,333,152
Lowe's Cos., Inc.	16,270	3,300,532
O'Reilly Automotive, Inc.*	6,382	3,899,785
TJX Cos., Inc.	61,644	4,067,271
		14,600,740

Technology hardware, storage & peripherals—5.8%
Apple, Inc.	56,230	7,956,545

UBS US Quality Growth At Reasonable Price Fund
Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Textiles, apparel & luxury goods—0.6%
Nike, Inc., Class B	5,237	760,570
Total common stocks (cost—$119,547,322)		133,568,544

Short-term investments—2.2%

Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[1] (cost—$3,022,696)	3,022,696	3,022,696
Total investments (cost—$122,570,018)—100.3%		136,591,240
Liabilities in excess of other assets—(0.3)%		(441,495)
Net assets—100.0%		$136,149,745

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	133,568,544	—	—	133,568,544
Short-term investments	—	3,022,696	—	3,022,696
Total	133,568,544	3,022,696	—	136,591,240

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Rates shown reflect yield at September 30, 2021.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.8%

Banks—4.3%
First Bancorp/Southern Pines NC	63,857	2,746,490
Veritex Holdings, Inc.	71,788	2,825,576
Webster Financial Corp.	54,736	2,980,922
		8,552,988
Beverages—0.6%
Zevia PBC, Class A*	100,751	1,159,644

Biotechnology—10.0%
Allogene Therapeutics, Inc.*	44,727	1,149,484
ALX Oncology Holdings, Inc.*	20,841	1,539,316
Arena Pharmaceuticals, Inc.*	12,200	726,510
Argenx SE, ADR*	3,295	995,090
CareDx, Inc.*	36,013	2,282,144
CRISPR Therapeutics AG*,1	7,065	790,785
Dicerna Pharmaceuticals, Inc.*	37,579	757,593
Fate Therapeutics, Inc.*	14,920	884,308
Graphite Bio, Inc.*	28,450	466,296
Hookipa Pharma, Inc.*,1	46,482	273,779
IGM Biosciences, Inc.*,1	20,446	1,344,529
Instil Bio, Inc.*	35,080	627,055
Intellia Therapeutics, Inc.*	8,509	1,141,482
Kronos Bio, Inc.*,1	21,026	440,705
Kura Oncology, Inc. *	49,663	930,188
Magenta Therapeutics, Inc.*,1	77,930	567,330
MeiraGTx Holdings PLC*	45,550	600,349
Nurix Therapeutics, Inc.*	41,252	1,235,910
PMV Pharmaceuticals, Inc.*	26,491	789,432
Relay Therapeutics, Inc.*	24,717	779,327
Repare Therapeutics, Inc.*	23,725	622,544
Xencor, Inc.*,1	31,373	1,024,642
		19,968,798
Building products—1.9%
AZEK Co., Inc.*	40,839	1,491,849
Simpson Manufacturing Co., Inc.	21,418	2,291,083
		3,782,932
Commercial services & supplies—1.3%
ACV Auctions, Inc., Class A*	26,865	480,615

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Commercial services & supplies—(concluded)
IAA, Inc.*	40,096	2,188,039
		2,668,654
Construction & engineering—2.9%
Ameresco, Inc., Class A*	45,479	2,657,338
MasTec, Inc.*	37,499	3,235,414
		5,892,752
Diversified consumer services—1.3%
Chegg, Inc.*	37,519	2,552,042

Diversified telecommunication services—0.6%
Bandwidth, Inc., Class A*	13,471	1,216,162

Electrical equipment—2.7%
Generac Holdings, Inc.*	2,237	914,195
Regal Beloit Corp.[4]	22,698	3,412,417
Shoals Technologies Group, Inc., Class A*	39,009	1,087,571
		5,414,183
Energy equipment & services—1.3%
Aspen Aerogels, Inc.*	55,034	2,532,114

Equity real estate investment trusts—1.8%
Ryman Hospitality Properties, Inc.*	43,741	3,661,122

Food & staples retailing—1.8%
Performance Food Group Co.*	78,806	3,661,327

Health care equipment & supplies—5.0%
AtriCure, Inc. *	35,268	2,452,890
Bioventus, Inc., Class A*	58,040	821,846
Sight Sciences, Inc.*	12,386	281,162
Silk Road Medical, Inc.*	38,252	2,105,008
Staar Surgical Co.*	34,146	4,388,785
		10,049,691
Health care providers & services—3.0%
Castle Biosciences, Inc.*	24,678	1,641,087
LHC Group, Inc.*	11,877	1,863,620

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Health care providers & services—(concluded)
Surgery Partners, Inc.*	56,998	2,413,295
		5,918,002
Health care technology—1.3%
Inspire Medical Systems, Inc.*	10,975	2,555,858

Hotels, restaurants & leisure—7.2%
Bloomin' Brands, Inc.*	117,137	2,928,425
Churchill Downs, Inc.	12,614	3,028,369
Dave & Buster's Entertainment, Inc.*	73,604	2,821,241
Planet Fitness, Inc., Class A*	32,843	2,579,818
Six Flags Entertainment Corp.*	69,851	2,968,668
		14,326,521
Household durables—1.5%
TopBuild Corp.*	14,365	2,942,096

IT services—4.4%
Digitalocean Holdings, Inc.*	45,031	3,495,756
Remitly Global, Inc.*	30,000	1,101,000
Shift4 Payments, Inc., Class A*	37,652	2,918,783
Wix.com Ltd.*	6,312	1,236,963
		8,752,502
Life sciences tools & services—7.5%
Maravai LifeSciences Holdings, Inc., Class A*	77,901	3,823,381
Medpace Holdings, Inc.*	17,214	3,258,266
NanoString Technologies, Inc.*	31,218	1,498,776
NeoGenomics, Inc.*	46,612	2,248,563
Olink Holding AB, ADR*,1	23,770	576,422
Repligen Corp.*	12,616	3,645,898
		15,051,306
Machinery—7.9%
Altra Industrial Motion Corp.	43,806	2,424,662
Astec Industries, Inc.	35,456	1,907,887
Chart Industries, Inc.*	28,124	5,374,778
Evoqua Water Technologies Corp.*	70,936	2,664,356

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Machinery—(concluded)
Terex Corp.	81,687	3,439,023
		15,810,706
Media—1.3%
Magnite, Inc.*,1	91,050	2,549,400

Personal products—0.5%
Olaplex Holdings, Inc.	42,600	1,043,700

Pharmaceuticals—0.6%
Revance Therapeutics, Inc.*	45,279	1,261,473

Professional services—0.7%
Sterling Check Corp.*	52,500	1,362,900

Semiconductors & semiconductor equipment—6.7%
Brooks Automation, Inc.	35,340	3,617,049
Lattice Semiconductor Corp.*	45,566	2,945,842
MaxLinear, Inc.*	71,111	3,502,217
Universal Display Corp.	19,544	3,341,242
		13,406,350
Software—10.2%
Alteryx, Inc., Class A*	18,986	1,387,877
Clearwater Analytics Holdings, Inc., Class A*	45,100	1,155,011
EngageSmart, Inc.*	12,000	408,720
Everbridge, Inc.*	13,433	2,028,920
ForgeRock, Inc., Class A*	33,500	1,304,155
Freshworks, Inc., Class A*	14,000	597,660
Jamf Holding Corp *,1	77,919	3,001,440
LivePerson, Inc.*,1	31,212	1,839,947
Rapid7, Inc.*	30,751	3,475,478
Sumo Logic, Inc.*	47,900	772,148
Tenable Holdings, Inc.*	52,791	2,435,777
Vonage Holdings Corp.*	124,662	2,009,551
		20,416,684
Specialty retail—2.4%
Children's Place, Inc.*	23,158	1,742,871

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Specialty retail—(concluded)
National Vision Holdings, Inc.*	55,411	3,145,682
		4,888,553
Technology hardware, storage & peripherals—1.4%
Pure Storage, Inc., Class A*	112,473	2,829,821

Textiles, apparel & luxury goods—1.9%
PVH Corp. *	19,253	1,979,016
Tapestry, Inc.	49,142	1,819,237
		3,798,253
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	25,806	1,135,722

Trading companies & distributors—4.2%
Boise Cascade Co.	45,052	2,431,907
Herc Holdings, Inc.*	37,085	6,061,914
		8,493,821
Total common stocks (cost—$145,564,405)		197,656,077

Short-term investments—1.0%

Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.030% [2] (cost—$2,087,483)	2,087,483	2,087,483

Investment of cash collateral from securities loaned—0.4%

Money market funds—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030% [2] (cost—$723,837)	723,837	723,837
Total investments (cost—$148,375,725)[3]—100.2%		200,467,397
Liabilities in excess of other assets—(0.2)%		(332,982)
Net assets—100.0%		$200,134,415

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	197,656,077	—	—	197,656,077
Short-term investments	—	2,087,483	—	2,087,483
Investment of cash collateral from securities loaned	—	723,837	—	723,837
Total	197,656,077	2,811,320	—	200,467,397

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at September 30, 2021.

3	Includes $8,069,004 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $723,837 and non-cash collateral of $7,467,067.

4	Effective October 5, 2021, Regal Beloit changed its name to Regal Rexnord.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—99.2%

Arizona—1.2%
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/45	1,000,000	1,283,993

California—1.2%
State of California, GO Bonds
5.000%, due 03/01/35	1,000,000	1,284,896

Connecticut—5.4%
State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue Bonds
5.000%, due 01/01/30	1,665,000	2,064,400
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,452,257
State of Connecticut, Refunding, GO Bonds,
Series F,
5.000%, due 09/15/25	2,140,000	2,521,034
		6,037,691
District of Columbia—1.7%
District of Columbia, Revenue Bonds,
Series A,
5.000%, due 03/01/31	1,465,000	1,892,992

Florida—8.4%
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	1,000,000	1,262,702
Miami-Dade County, Refunding, Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,208,369
Palm Beach County School District, Refunding, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,162,185
School Board of Miami-Dade County, Refunding, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,148,570
School District of Broward County, Refunding, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,313,579
St. Lucie County School Board, Refunding, Revenue Bonds, AGM
5.000%, due 10/01/26	1,020,000	1,199,376

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Florida—(concluded)
State of Florida, Department Transportation, Refunding, GO Bonds
5.000%, due 07/01/24	935,000	1,054,943
		9,349,724
Georgia—3.9%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.000%, due 07/01/29	1,500,000	1,943,541
Catoosa County School District, GO Bonds
5.000%, due 08/01/26	2,000,000	2,417,132
		4,360,673
Illinois—9.4%
Chicago O’Hare International Airport, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,139,730
Series B,
5.000%, due 01/01/31	1,050,000	1,196,353
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,267,559
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds[1]
0.090%, due 11/15/37	900,000	900,000
Illinois Finance Authority, (OSF Healthcare System), Revenue Bonds,
Series A,
5.000%, due 05/15/23	1,405,000	1,446,529
Illinois State Toll Highway Authority, Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,199,910
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,434,229
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	1,500,000	1,789,609
		10,373,919
Maryland—3.5%
County of Anne Arundel MD, (Consolidated Water and Sewer), GO Bonds
5.000%, due 10/01/38	1,000,000	1,279,001
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	1,000,000	1,295,547

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Maryland—(concluded)
Washington Suburban Sanitary Commission, (Consolidated Public Improvement), Revenue Bonds
5.000%, due 06/01/29	1,000,000	1,261,529
		3,836,077
Massachusetts—6.2%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds
5.000%, due 07/01/45	4,000,000	5,034,409
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	1,500,000	1,831,178
		6,865,587
Michigan—2.0%
Michigan State Building Authority, Refunding, Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,163,549

Nevada—2.0%
County of Clark NV Passenger Facility Charge Revenue, (Las Vegas-McCarran International Airport), Refunding, Revenue Bonds
5.000%, due 07/01/27	1,815,000	2,243,497

New Jersey—3.6%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	1,000,000	1,284,435
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,615,337
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,124,763
		4,024,535
New York—20.1%
City of New York, GO Bonds,
Series B-1,
5.000%, due 10/01/42	1,200,000	1,495,939
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,211,947

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	1,500,000	1,773,117
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,217,477
New York City Water & Sewer System, (Second General Resolution), Refunding, Revenue Bonds
5.000%, due 06/15/39	2,000,000	2,491,178
5.000%, due 06/15/40	1,200,000	1,511,685
Series EE,
5.000%, due 06/15/40	1,000,000	1,223,278
New York City Water & Sewer System, Second General Resolution, Revenue Bonds[1]
0.090%, due 06/15/43	300,000	300,000
New York State Dormitory Authority, General Purpose, Refunding, Revenue Bonds,
Series D,
5.000%, due 02/15/22	1,560,000	1,587,732
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/44	1,000,000	1,263,306
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,833,206
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	4,060,000	5,103,251
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series F,[1]
0.060%, due 11/01/32	1,300,000	1,300,000
		22,312,116
Ohio—2.4%
Middletown City School District/OH, (School IMPT), GO Bonds
5.250%, due 12/01/32	1,135,000	1,201,964
State of Ohio, GO Bonds,
Series A,
5.000%, due 06/15/30	1,110,000	1,464,695
		2,666,659
Oregon—1.6%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43	1,500,000	1,818,797

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Pennsylvania—7.0%
Commonwealth Financing Authority, (Tobacco Master Settlement Payment), Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,819,645
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
2nd Series,
5.000%, due 12/01/30	1,750,000	2,151,450
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,239,486
Series A-2,
5.000%, due 12/01/28	1,000,000	1,249,658
Subseries B,
5.000%, due 12/01/46	1,000,000	1,262,183
		7,722,422
South Carolina—1.1%
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,167,621

Texas—12.3%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/38	1,000,000	1,261,120
County of Williamson TX, GO Bonds
5.000%, due 02/15/29	1,000,000	1,284,398
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,100,000	1,427,151
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Refunding, Revenue Bonds
5.000%, due 11/15/37	1,510,000	1,591,649
Katy Independent School District (School Building), Refunding, GO Bonds,
Series A,
5.000%, due 02/15/28	2,000,000	2,035,494
Lower Colorado River Authority, (LCRA Transmission Services), Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,268,144
North Texas Tollway Authority, (Second Tier), Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/29	1,140,000	1,449,374

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)

Texas—(concluded)
North Texas Tollway Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,339,640
		13,656,970
Utah—0.5%
City of Murray Hospital, (IHC Health Services, Inc.), Revenue Bonds,
Series C,[1]
0.070%, due 05/15/36	545,000	545,000

Virginia—1.1%
County of Fairfax VA, GO Bonds,
Series A,
5.000%, due 10/01/29	1,000,000	1,227,260

Washington—3.2%
State of Washington, GO Bonds,
Series B,
5.000%, due 06/01/27	2,905,000	3,583,235

Wisconsin—1.4%
Public Finance Authority (Voyager FNDTN INC Projects), Revenue Bonds,
Series A,
6.000%, due 10/01/32	1,475,000	1,559,558
Total municipal bonds (cost—$105,648,073)		109,976,771
Total investments (cost—$105,648,073)—99.2%		109,976,771
Other assets in excess of liabilities—0.8%		925,222
Net assets—100.0%		$110,901,993

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	109,976,771	—	109,976,771

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. Government agency obligations—98.3%

Supranationals—98.3%
African Development Bank,
(Series GDIF),
0.500%, due 04/22/22	100,000	100,185
1.625%, due 09/16/22	220,000	223,027
(Series GDIF),
2.125%, due 11/16/22	300,000	306,512
0.750%, due 04/03/23	750,000	755,544
7.375%, due 04/06/23	300,000	331,553
3.000%, due 09/20/23	200,000	210,381
0.875%, due 03/23/26	500,000	497,790
0.875%, due 07/22/26	1,500,000	1,487,709
Agence Francaise de Developpement
2.750%, due 01/22/22[1]	200,000	201,550
0.625%, due 01/22/26[1]	3,200,000	3,146,464
Asian Development Bank
2.500%, due 11/02/27	100,000	107,551
2.750%, due 01/19/28	240,000	262,232
3.125%, due 09/26/28	500,000	560,594
1.750%, due 09/19/29	600,000	613,682
1.875%, due 01/24/30	700,000	721,213
0.750%, due 10/08/30	800,000	746,808
1.500%, due 03/04/31	1,100,000	1,092,711
Asian Infrastructure Investment Bank
2.250%, due 05/16/24	1,000,000	1,045,580
0.500%, due 05/28/25	1,200,000	1,190,317
0.500%, due 01/27/26	1,550,000	1,518,006
Corp. Andina de Fomento
4.375%, due 06/15/22	300,000	308,390
Council of Europe Development Bank
2.500%, due 02/27/24	650,000	681,047
1.375%, due 02/27/25	2,500,000	2,554,729
European Bank for Reconstruction & Development
1.875%, due 02/23/22	100,000	100,672
2.750%, due 03/07/23	300,000	310,701
1.500%, due 02/13/25	1,450,000	1,489,543
0.500%, due 05/19/25	400,000	396,674
0.500%, due 11/25/25	500,000	492,067
0.500%, due 01/28/26	450,000	441,894
European Investment Bank
2.625%, due 03/15/24	225,000	236,836
1.875%, due 02/10/25	1,200,000	1,247,750
0.625%, due 07/25/25	250,000	248,552
0.375%, due 03/26/26	1,000,000	975,279

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. Government agency obligations—(continued)

Supranationals—(continued)
0.625%, due 10/21/27	900,000	869,662
IDB Trust Services Ltd.
2.393%, due 04/12/22[1]	200,000	202,115
3.389%, due 09/26/23[1]	800,000	844,146
2.843%, due 04/25/24[1]	1,000,000	1,053,978
0.908%, due 06/25/25[1]	400,000	396,320
Inter-American Development Bank
2.125%, due 01/15/25	400,000	418,955
1.750%, due 03/14/25	850,000	880,097
0.875%, due 04/03/25	850,000	854,538
0.625%, due 07/15/25	850,000	845,054
0.875%, due 04/20/26	200,000	199,219
2.000%, due 06/02/26	2,750,000	2,874,918
2.000%, due 07/23/26	630,000	658,695
2.375%, due 07/07/27	1,285,000	1,370,487
0.625%, due 09/16/27	1,400,000	1,350,705
1.125%, due 07/20/28	1,100,000	1,082,288
3.125%, due 09/18/28	2,550,000	2,846,955
2.250%, due 06/18/29	3,600,000	3,817,331
1.125%, due 01/13/31	4,500,000	4,335,063
Inter-American Investment Corp.
1.750%, due 10/02/24[1]	2,500,000	2,578,931
0.625%, due 02/10/26[1]	100,000	98,188
International Bank for Reconstruction & Development
0.625%, due 04/22/25	300,000	298,991
(Series GDIF),
2.500%, due 07/29/25	600,000	638,654
0.500%, due 10/28/25	700,000	690,656
(Series GDIF),
3.125%, due 11/20/25	900,000	985,259
(Series GDIF),
1.875%, due 10/27/26	1,750,000	1,821,169
(Series GDIF),
2.500%, due 11/22/27	2,110,000	2,270,680
0.750%, due 11/24/27	3,000,000	2,911,239
(Series GDIF),
1.375%, due 04/20/28	400,000	401,602
1.125%, due 09/13/28	400,000	392,550
(Series GDIF),
1.750%, due 10/23/29	2,060,000	2,105,452
0.875%, due 05/14/30	2,550,000	2,420,879
0.750%, due 08/26/30	3,300,000	3,088,243

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. Government agency obligations—(concluded)

Supranationals—(concluded)
1.250%, due 02/10/31	3,750,000	3,654,306
International Development Association
0.875%, due 04/28/26[1]	900,000	893,887
(Series GDIF),
0.750%, due 06/10/27[1]	1,500,000	1,460,922
1.000%, due 12/03/30[1]	1,850,000	1,758,998
International Finance Corp.
1.375%, due 10/16/24	400,000	409,321
0.375%, due 07/16/25	1,000,000	985,191
2.125%, due 04/07/26	875,000	920,269
0.750%, due 10/08/26	700,000	689,082
0.750%, due 08/27/30	1,250,000	1,171,224
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	600,000	627,046
0.625%, due 01/22/26	1,000,000	987,573
2.875%, due 04/03/28	1,500,000	1,647,111
Nordic Investment Bank
2.875%, due 07/19/23	600,000	627,237
2.250%, due 05/21/24	1,200,000	1,254,754
Total Non-U.S. government agency obligations (cost—$87,098,357)		87,293,483

Short-term investments—2.1%

	Number of shares
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$1,861,509)	1,861,509	1,861,509

Investment of cash collateral from securities loaned—0.4%

Money market funds—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[2] (cost—$384,915)	384,915	384,915

Total investments (cost—$89,344,781)[3]—100.8%	89,539,907
Liabilities in excess of other assets—(0.8)%	(700,629)
Net assets—100.0%	$88,839,278

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Non-U.S. Government agency obligations	—	87,293,483	—	87,293,483
Short-term investments	—	1,861,509	—	1,861,509
Investment of cash collateral from securities loaned	—	384,915	—	384,915
Total	—	89,539,907	—	89,539,907

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Rates shown reflect yield at September 30, 2021.
3	Includes $375,822 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $384,915.

UBS Total Return Bond Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of September 30, 2021

Corporate bonds
Agriculture	0.1%
Airlines	0.3
Auto manufacturers	1.6
Banks	8.8
Beverages	0.6
Biotechnology	1.1
Chemicals	1.1
Commercial services	0.3
Computers	0.7
Diversified financial services	2.5
Electric	2.1
Food	0.3
Healthcare-products	0.2
Housewares	0.6
Insurance	1.9
Media	1.3
Mining	0.2
Miscellaneous manufacturers	1.7
Oil & gas	2.1
Packaging & containers	0.6
Pharmaceuticals	1.2
Pipelines	1.7
Real estate	0.6
Real estate investment trust	0.6
Retail	0.6
Semiconductors	0.5
Software	1.8
Telecommunications	2.5
Transportation	0.5
Total corporate bonds	38.1
Asset-backed securities	15.4
Mortgage-backed securities	21.1
Municipal bonds	1.8
Non-U.S. government agency obligations	3.2
U.S. government agency obligations	19.5
U.S. Treasury obligations	1.7
Short-term investments	8.1
Swaptions purchased	0.0 †
Investment of cash collateral from securities loaned	0.3
Total investments	109.2
Liabilities in excess of other assets	(9.2)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—15.4%
Canada—0.6%
Golden Credit Card Trust,
Series 2021-1A, Class C,
1.740%, due 08/15/28[2]	200,000	198,787

United States—14.8%
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[2]	150,000	151,832
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[2]	150,000	152,536
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[2]	125,000	124,913
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	1,006	1,008
Series 2018-1, Class D,
3.810%, due 05/15/24	108,408	109,288
Series 2018-2, Class D,
4.140%, due 08/15/24	98,039	99,564
Series 2018-3, Class D,
4.300%, due 09/16/24	187,953	191,144
Series 2018-4, Class D,
4.090%, due 01/15/26	126,490	129,342
DT Auto Owner Trust,
Series 2018-1A, Class D,
3.810%, due 12/15/23[2]	20,330	20,396
Series 2021-1A, Class C,
0.840%, due 10/15/26[2]	150,000	150,062
Series 2021-1A, Class D,
1.160%, due 11/16/26[2]	150,000	149,500
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C,
3.300%, due 03/15/24[2]	57,053	57,484
HPEFS Equipment Trust,
Series 2021-1A, Class D,
1.030%, due 03/20/31[2]	300,000	299,240
Series 2021-2A, Class D,
1.290%, due 03/20/29[2]	150,000	149,511
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.334%, due 03/17/37[2,3]	99,986	100,116

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
United States—(continued)
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	300,000	302,047
OneMain Financial Issuance Trust,
Series 2019-1A, Class A,
3.480%, due 02/14/31[2]	90,277	90,380
Series 2020-2A, Class A,
1.750%, due 09/14/35[2]	100,000	101,315
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	150,000	152,496
Series 2021-1A, Class A1,
1.550%, due 06/16/36[2]	250,000	249,686
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	200,728
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[2]	275,000	275,989
Santander Drive Auto Receivables Trust,
Series 2017-3, Class D,
3.200%, due 11/15/23	98,335	98,825
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	230,128
Santander Retail Auto Lease Trust,
Series 2021-B, Class C,
1.100%, due 06/20/25[2]	500,000	497,648
Series 2021-C, Class C,
1.110%, due 03/20/26[2]	125,000	124,794
Sofi Consumer Loan Program LLC,
Series 2017-6, Class B,
3.520%, due 11/25/26[2]	101,004	101,706
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[2]	44,442	44,891
Series 2018-2, Class B,
3.790%, due 04/26/27[2]	33,892	34,089
Series 2018-3, Class B,
4.020%, due 08/25/27[2]	58,750	59,284
Tesla Auto Lease Trust,
Series 2020-A, Class B,
1.180%, due 01/22/24[2]	100,000	100,906
Series 2020-A, Class D,
2.330%, due 02/20/24[2]	100,000	102,283

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
Series 2021-A, Class D,
1.340%, due 03/20/25[2]	250,000	250,297
Series 2021-B, Class D,
1.320%, due 09/22/25[2]	125,000	125,065
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	125,000	124,401
		5,152,894
Total asset-backed securities
(cost—$5,302,358)		5,351,681

Corporate bonds—38.1%
Belgium—0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	202,820

Canada—0.4%
Cenovus Energy, Inc.
5.400%, due 06/15/47	60,000	73,612
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	73,790
		147,402
China—0.7%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[4]	200,000	188,246
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[2]	65,000	71,612
		259,858
Colombia—0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	75,861

Ireland—0.1%
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]	50,000	51,446

Israel—0.2%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	56,610

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Luxembourg—0.6%
INEOS Group Holdings SA
5.625%, due 08/01/24[2]	200,000	200,500

Peru—0.2%
Southern Copper Corp.
6.750%, due 04/16/40	40,000	55,650

United Kingdom—2.6%
Barclays PLC
4.836%, due 05/09/28	200,000	226,054
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	138,640
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	223,237
Natwest Group PLC
3.875%, due 09/12/23	250,000	265,060
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	47,111
		900,102
United States—32.5%
Abbott Laboratories
3.750%, due 11/30/26	45,000	50,478
AbbVie, Inc.
4.500%, due 05/14/35	100,000	119,536
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	66,728
Series G,
4.150%, due 05/01/49	50,000	57,505
Air Lease Corp.
2.875%, due 01/15/26	50,000	52,245
Alabama Power Co.
6.000%, due 03/01/39	100,000	140,343
Allstate Corp.,
Series B,
(fixed, converts to FRN on 08/15/23),
5.750%, due 08/15/53	25,000	27,056
Ally Financial, Inc.
4.625%, due 05/19/22	100,000	102,596
American International Group, Inc.
2.500%, due 06/30/25	50,000	52,355

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Amgen, Inc.
4.663%, due 06/15/51	50,000	63,085
Aon PLC
4.750%, due 05/15/45	50,000	63,251
Apple, Inc.
4.650%, due 02/23/46	100,000	130,140
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[2]	200,000	208,856
AT&T, Inc.
3.800%, due 12/01/57	58,000	59,250
4.300%, due 02/15/30	316,000	362,635
Bank of America Corp.
4.200%, due 08/26/24	150,000	164,075
6.110%, due 01/29/37	225,000	303,356
Bank of New York Mellon Corp.
1.600%, due 04/24/25	100,000	102,219
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	50,000	61,746
Biogen, Inc.
3.250%, due 02/15/51[2]	56,000	55,054
4.050%, due 09/15/25	100,000	110,347
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	221,526
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	53,745
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	150,000	163,538
4.125%, due 06/15/39	50,000	60,050
Broadcom, Inc.
3.137%, due 11/15/35[2]	30,000	29,906
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	50,000	67,541
Burlington Resources LLC
7.200%, due 08/15/31	100,000	141,920
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	77,346
Citigroup, Inc.
5.500%, due 09/13/25	300,000	346,186
6.675%, due 09/13/43	25,000	38,069
Comcast Corp.
2.887%, due 11/01/51[2]	64,000	61,387
2.937%, due 11/01/56[2]	67,000	63,287
3.969%, due 11/01/47	88,000	100,480

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
CVS Health Corp.
4.300%, due 03/25/28	27,000	30,798
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	100,000	116,625
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	61,312
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	117,593
Eaton Corp.
2.750%, due 11/02/22	190,000	194,906
Energy Transfer LP
5.400%, due 10/01/47	50,000	59,581
5.500%, due 06/01/27	50,000	58,667
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	56,622
EQT Corp.
3.900%, due 10/01/27	220,000	238,091
Exelon Corp.
3.400%, due 04/15/26	150,000	162,468
4.450%, due 04/15/46	50,000	60,388
FedEx Corp.
4.550%, due 04/01/46	50,000	59,100
Fiserv, Inc.
3.200%, due 07/01/26	60,000	64,779
4.400%, due 07/01/49	50,000	59,867
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	300,000	323,499
Fox Corp.
3.050%, due 04/07/25	25,000	26,608
5.576%, due 01/25/49	50,000	67,331
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	216,773
General Electric Co.,
Series D,
3.446%, due 12/15/21[3,5]	99,000	96,896
General Motors Co.
6.600%, due 04/01/36	170,000	228,201
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	82,200
4.750%, due 03/01/46	50,000	62,874
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	200,000	219,467
5.150%, due 05/22/45	80,000	104,901

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	211,000
Home Depot, Inc.
2.125%, due 09/15/26	100,000	104,563
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	85,544
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	125,507
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	150,000	163,171
3.875%, due 09/10/24	350,000	380,548
(Series I),
3.599%, due 01/30/22[3,5]	97,000	97,531
Kinder Morgan, Inc.
4.300%, due 03/01/28	100,000	113,347
5.550%, due 06/01/45	40,000	50,952
Kroger Co.
6.900%, due 04/15/38	25,000	36,369
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	45,000	47,683
4.569%, due 02/01/29[2]	155,000	180,174
Lumen Technologies, Inc.
5.625%, due 04/01/25	200,000	217,500
LYB International Finance BV
4.875%, due 03/15/44	50,000	61,528
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	81,872
McDonald's Corp.
4.875%, due 12/09/45[6]	75,000	95,359
MetLife, Inc.
6.400%, due 12/15/36	110,000	141,279
Microsoft Corp.
2.375%, due 02/12/22	250,000	251,579
2.525%, due 06/01/50	100,000	96,226
Morgan Stanley
4.300%, due 01/27/45	50,000	60,946
4.350%, due 09/08/26	140,000	158,019
MPLX LP
4.875%, due 06/01/25	70,000	78,227
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	220,740

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	56,878
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	224,750
Oracle Corp.
2.800%, due 04/01/27	100,000	105,938
4.000%, due 11/15/47	50,000	53,394
Prudential Financial, Inc.
6.625%, due 06/21/40	50,000	74,484
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	65,814
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	229,922
Seagate HDD Cayman
5.750%, due 12/01/34[6]	80,000	93,600
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	80,455
Synchrony Financial
4.500%, due 07/23/25	90,000	99,382
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	72,499
Union Pacific Corp.
4.050%, due 11/15/45	40,000	46,590
Verizon Communications, Inc.
2.987%, due 10/30/56	176,000	162,512
Virginia Electric and Power Co.
4.600%, due 12/01/48	50,000	64,026
Walt Disney Co.
4.950%, due 10/15/45	50,000	66,222
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	70,000	75,140
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	98,385
		11,277,039
Total corporate bonds (cost—$12,472,903)		13,227,288

Mortgage-backed securities—21.1%
United States—21.1%
Angel Oak Mortgage Trust,

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2019-5, Class A1,
2.593%, due 10/25/49[2,7]	67,159	67,165
Series 2020-4, Class A1,
1.469%, due 06/25/65[2,7]	101,500	102,260
Series 2020-R1, Class A1,
0.990%, due 04/25/53[2,7]	115,054	114,915
Series 2021-4, Class A1,
1.035%, due 01/20/65[2,7]	95,005	94,853
Series 2021-5, Class A1,
0.951%, due 07/25/66[2,7]	146,226	145,930
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[2,7]	27,860	28,012
Series 2019-4, Class A1,
2.993%, due 07/26/49[2,7]	65,415	65,826
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[2,7]	65,452	65,758
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[2,8]	150,000	149,999
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.716%, due 04/14/33[2,7]	100,000	104,873
BANK,
Series 2018-BN15, Class A4,
4.407%, due 11/15/61[7]	150,000	173,608
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	150,952
Benchmark Mortgage Trust,
Series 2018-B5, Class A3,
3.944%, due 07/15/51	100,000	112,568
Series 2019-B10, Class C,
3.750%, due 03/15/62	200,000	210,645
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
1 mo. USD LIBOR + 1.400%,
1.484%, due 06/15/38[2,3]	150,000	150,241
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[2,7]	35,730	35,899
Series 2020-3, Class A1,
1.506%, due 04/27/65[2,7]	37,945	38,026

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2021-3, Class A1,
0.956%, due 09/27/66[2,7]	99,460	99,162
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[2,7]	275,000	274,834
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[2,7]	52,940	52,927
COMM Mortgage Trust,
Series 2021-LBA, Class C,
1 mo. USD LIBOR + 1.200%,
1.284%, due 03/15/38[2,3]	425,000	425,264
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,9]	114,168	114,481
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[2,7]	90,440	90,292
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
2.334%, due 07/15/38[2,3]	124,353	125,895
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.129%, due 05/25/50[2,7]	50,000	54,994
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[2,7]	121,864	121,823
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[7]	200,000	217,417
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[2,7]	59,029	59,155
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	213,827
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	184,427
MFRA Trust,
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[2,7]	94,826	94,906

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
1.685%, due 04/15/38[2,3]	300,000	300,570
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	108,940
Series 2015-C24, Class AS,
4.036%, due 05/15/48[7]	75,000	81,379
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	273,000	297,503
Series 2017-C34, Class C,
4.318%, due 11/15/52[7]	100,000	107,812
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[2,7]	50,334	50,669
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[2,7,10]	275,000	275,000
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.184%, due 03/15/36[2,3]	375,000	375,000
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[2,7]	65,834	66,372
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,7]	105,344	105,914
SLG Office Trust,
Series 2021-OVA, Class C,
2.851%, due 07/15/41[2]	100,000	102,855
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
2.834%, due 11/15/27[2,3]	125,000	1,250
Verus Securitization Trust,
Series 2019-3, Class A1,
2.784%, due 07/25/59[2,9]	36,556	36,784
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,9]	41,722	42,329
Series 2020-4, Class A1,
1.502%, due 05/25/65[2,9]	59,758	60,032
Series 2020-5, Class A1,
1.218%, due 05/25/65[2,9]	63,640	63,821

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Series 2021-1, Class A1,
0.815%, due 01/25/66[2,7]	73,963	73,867
Series 2021-3, Class A1,
1.046%, due 06/25/66[2,7]	369,081	370,218
Series 2021-5, Class A1,
1.013%, due 09/25/66[2,7]	250,000	249,639
Series 2021-R1, Class A1,
0.820%, due 10/25/63[2,7]	124,914	124,777
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,7]	236,016	236,513
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[2,7]	35,268	35,413
Series 2020-2, Class A1,
1.475%, due 04/25/65[2,7]	62,475	62,860
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.994%, due 05/15/51[7]	150,000	166,491
Total mortgage-backed securities (cost—$7,353,277)		7,336,942

Municipal bonds—1.8%
California—1.1%
State of California, GO Bonds
7.300%, due 10/01/39	250,000	395,127

Hawaii—0.2%
State of Hawaii, GO Bonds, Series FZ,
2.245%, due 08/01/38	75,000	69,787

Illinois—0.2%
State of Illinois, GO Bonds
6.630%, due 02/01/35	50,000	61,991

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Municipal bonds—(concluded)
Texas—0.3%
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44		100,000	97,609
Total municipal bonds (cost—$592,772)			624,514

Non-U.S. government agency obligations—3.2%
Colombia—0.5%
Colombia Government International Bond
8.125%, due 05/21/24		155,000	179,006

Indonesia—0.4%
Indonesia Government International Bond
6.625%, due 02/17/37[2]		100,000	136,300

Mexico—0.5%
Mexico Government International Bond
4.750%, due 03/08/44		150,000	159,497

New Zealand—1.0%
New Zealand Government Bond,
Series 0531, 1.500%, due 05/15/31	NZD	500,000	329,932

Panama—0.1%
Panama Government International Bond
3.870%, due 07/23/60		50,000	48,806

Turkey—0.3%
Turkey Government International Bond
6.875%, due 03/17/36		100,000	96,988

Uruguay—0.4%
Uruguay Government International Bond
7.625%, due 03/21/36		100,000	149,362

Total non-U.S. government agency obligations (cost—$1,103,952)			1,099,891

U.S. government agency obligations—19.5%
United States—19.5%

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
United States—(continued)
FHLMC
2.500%, due 10/01/50	89,037	92,364
3.000%, due 09/01/43	79,069	85,073
3.500%, due 08/01/47	115,697	123,097
3.500%, due 11/01/47	125,212	133,220
4.000%, due 01/01/46	55,830	61,190
4.000%, due 05/01/47	40,430	43,564
4.000%, due 10/01/47	28,505	30,715
FNMA
1.500%, due 03/01/51	48,277	46,913
2.000%, due 09/01/50	127,059	127,467
2.000%, due 01/01/51	233,890	234,642
2.000%, due 03/01/51	334,490	335,523
2.500%, due 08/01/51	495,715	513,248
2.500%, due 11/01/50	89,523	92,751
2.500%, due 03/01/51	138,360	142,719
3.000%, due 02/01/33	99,264	104,720
3.000%, due 09/01/42	69,616	74,204
3.000%, due 07/01/43	54,262	57,881
3.000%, due 05/01/46	56,753	60,000
3.000%, due 08/01/50	78,108	82,747
3.500%, due 04/01/32	55,710	60,293
3.500%, due 06/01/45	63,113	68,687
3.500%, due 06/01/46	112,432	122,773
4.000%, due 09/01/40	50,431	55,452
4.000%, due 03/01/41	17,110	18,812
4.000%, due 12/01/43	104,657	116,191
4.000%, due 02/01/45	67,949	75,171
4.500%, due 02/01/44	14,638	16,463
4.500%, due 12/01/44	12,559	13,969
4.500%, due 02/01/45	19,631	21,836
4.500%, due 08/01/46	12,345	13,769
4.500%, due 05/01/47	33,563	37,152
5.500%, due 03/01/33	22,497	25,748
5.500%, due 09/01/34	54,982	61,655
5.500%, due 11/01/34	20,921	24,082
6.000%, due 11/01/28	21,768	24,394
GNMA
6.500%, due 05/15/29	5,552	6,228
GNMA II
2.500%, due 03/20/51	47,807	49,393
2.500%, due 08/20/51	149,455	154,414

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
3.000%, due 09/20/44	35,967	38,108
3.500%, due 02/20/43	9,746	10,571
4.000%, due 06/20/44	6,401	6,983
4.000%, due 09/20/44	25,222	27,516
4.000%, due 05/20/45	6,206	6,751
5.000%, due 08/20/48	8,844	9,540
GNMA TBA
2.000%	175,000	177,468
2.500%	200,000	206,396
3.000%	300,000	312,789
UMBS TBA
1.500%	100,000	100,969
2.000%	800,000	801,928
2.500%	400,000	412,344
3.000%	925,000	967,791
3.500%	275,000	290,947
Total U.S. government agency obligations (cost—$6,754,333)		6,778,621

U.S. Treasury obligations—1.7%
United States—1.7%
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/30	356,648	393,297
U.S. Treasury Notes
0.625%, due 08/15/30	50,000	46,513
1.625%, due 05/15/31	150,000	151,758
Total U.S. Treasury obligations (cost—$602,710)		591,568

Number of shares
Short-term investments—8.1%
Investment companies—8.1%
State Street Institutional U.S. Government Money Market Fund, 0.030% [11] (cost—$2,812,053)	2,812,053	2,812,053

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[11] (cost—$97,400)	97,400	97,400

	Number of contracts		Notional amount
Swaptions purchased—0.0%†
Put swaptions—0.0%†
CDX North American High Yield Series 36 Index, strike @ 108.000%, expires 10/20/21 (Counterparty BB ); underlying swap terminates 06/20/26	1,000,000	USD	1,000,000	2,854
CDX North American High Yield Series 36 Index, strike @ 50.000%, expires 10/20/21 (Counterparty BOA ); underlying swap terminates 06/20/26	3,500,000	USD	3,500,000	2,749
Total swaptions purchased (cost—$12,130)				5,603

Total investments (cost — $37,103,888)[12]—109.2%				37,925,561
Liabilities in excess of other assets — (9.2)%				(3,196,850)
Net assets—100.0%				$34,728,711

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	1,000	1,000,000	CDX North American High Yield Series 36 Index, strike @ 103.000%, terminating 06/20/26	BB	Receive	10/20/21	2,870	(247)	2,623
USD	1,000	1,000,000	CDX North American High Yield Series 36 Index, strike @ 105.000%, terminating 06/20/26	BB	Receive	10/20/21	4,330	(568)	3,762
USD	3,500	3,500,000	CDX North American High Yield Series 36 Index, strike @ 70.000%, terminating 06/20/26	BOA	Receive	11/17/21	1,662	(1,458)	204
Total swaptions written							8,862	(2,273)	6,589

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
3	USD	U.S. Long Bond Futures	December 2021	492,035	477,656	(14,379)
3	USD	U.S. Treasury Note 10 Year Futures	December 2021	400,270	394,828	(5,442)
13	USD	U.S. Ultra Bond Futures	December 2021	2,583,207	2,483,813	(99,394)
1	USD	US Treasury Note 2 Year Futures	December 2021	220,182	220,055	(127)
Total				3,695,694	3,576,352	(119,342)

Interest rate futures sell contracts:
6	GBP	United Kingdom Long Gilt Bond Futures	December 2021	(1,042,196)	(1,011,763)	30,433
U.S. Treasury futures sell contracts:
12	USD	U.S. Treasury Note 5 Year Futures	December 2021	(1,481,982)	(1,472,906)	9,076
Total				(2,524,178)	(2,484,669)	39,509
Net unrealized appreciation (depreciation)						(79,833)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Payments received by the Portfolio[13](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	390	08/11/31	Quarterly	1.323	3 Month USD LIBOR	7,174	7,174
NZD	530	08/11/31	Semi-Annual	New Zealand Bank Bills 3 Months	1.910	(10,193)	(10,193)
USD	200	08/20/31	Quarterly	1.309	3 Month USD LIBOR	4,037	4,037
NZD	300	08/20/31	Semi-Annual	New Zealand Bank Bills 3 Months	1.928	(5,384)	(5,384)
Total						(4,366)	(4,366)

OTC Total return swap agreements
Counterparty	Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD	250 12/20/21	Quarterly	iBoxx USD Liquid High Yield Index	3 Month USD LIBOR	—	(1,412)	(1,412)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	NZD	485,000	USD	341,917	10/22/21	7,130

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	5,351,681	—	5,351,681
Corporate bonds	—	13,227,288	—	13,227,288
Mortgage-backed securities	—	7,336,942	—	7,336,942
Municipal bonds	—	624,514	—	624,514
Non-U.S. government agency obligations	—	1,099,891	—	1,099,891
U.S. government agency obligations	—	6,778,621	—	6,778,621
U.S. Treasury obligations	—	591,568	—	591,568
Short-term investments	—	2,812,053	—	2,812,053
Investment of cash collateral from securities loaned	—	97,400	—	97,400
Swaptions purchased	—	5,603	—	5,603
Futures contracts	39,509	—	—	39,509
Swap agreements	—	11,211	—	11,211
Forward foreign currency contracts	—	7,130	—	7,130
Total	39,509	37,943,902	—	37,983,411

Liabilities
Swaptions written	—	(2,273)	—	(2,273)
Futures contracts	(119,342)	—	—	(119,342)
Swap agreements	—	(16,989)	—	(16,989)
Total	(119,342)	(19,262)	—	(138,604)

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,082,708, represented 31.9% of the Fund's net assets at period end.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Perpetual investment. Date shown reflects the next call date.

6	Security, or portion thereof, was on loan at the period end.

7	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

9	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

10	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

11	Rates shown reflect yield at September 30, 2021.

12	Includes $191,637 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $97,400 and non-cash collateral of $99,400.

13	Payments made or received are based on the notional amount.

September 30, 2021

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CPI	Consumer Pricing Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations
BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2021.